UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6839
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period:  April 30, 2022

Item 1. Report to Stockholders.

(a)
Weiss Alternative Multi-Strategy Fund

Class K – weisx
Investor Class – weizx

Semi-Annual Report

April 30, 2022

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Dear Shareholders:

The Weiss Alternative Multi-Strategy Fund (the “Fund” or “WEISX”) was launched on December 1, 2015 in response to investors’ search for a daily liquid, actively managed, multi-alternative strategy. The Fund seeks to provide returns with moderate volatility, lower drawdowns, and reduced correlation to the overall performance of bond and equity markets. The Fund employs a risk-controlled approach to liquid and diversified strategies.  The Fund seeks to generate its return from three sources:

1.	Core Market Neutral: Employs approximately 20 industry-focused, differentiated strategies and aims to generate performance through security price dispersion instead of market direction.

2.	Growth: A pro-cyclical strategy typically offering directional exposure to the US equity markets.

3.	Defensive: Income-generating strategy created to provide high liquidity and capital preservation, typically offering exposure to US treasuries and corporate credit.

In the trailing 3-month period (Feb 01, 2022 – Apr 30, 2022), WEISX returned -9.18% net of fees while its benchmark, the Bloomberg US Corporate Bond Index (Benchmark) returned -9.69%.

In the trailing 3-month period, the Core Market Neutral strategy returned -0.84% gross, the Growth strategy returned -8.07% gross, and the Defensive strategy returned -9.74% gross. The current month end gross exposure weights across the three strategies are as follows: Core Market Neutral 45.04%, Defensive 40.13% and Growth 14.83%.

For the time period detailed in this Semi-Annual report (Nov 01, 2021 – Apr 30, 2022), WEISX generated -12.44% on a trailing, 252-day volatility of 9.32%. The Benchmark generated -12.75% with a volatility measure of 7.68%.

We continue to believe that market volatility will remain elevated throughout the year, making attractive risk-adjusted returns in fixed income very hard to come by. This environment is one that our Core Market Neutral managers have historically leaned into with success. As a result, we expect investment balances (e.g., leverage) to continue to increase in the coming quarters as managers take further advantage of the increased dispersion and alpha trading opportunities. The takeaway is that Weiss’ core focus on generating returns through dispersion highlights WEISX as a key potential investment consideration for investors worried about rising risk in their fixed income allocations.

Sincerely,

/s/ Weiss Portfolio Managers

WEISS ALTERNATIVE MULTI-STRATEGY FUND

The Bloomberg US Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

Indices do not reflect the same fees or expenses as the Fund, and the Fund may and will invest in different securities and trading strategies than those reflected in the indices. Index data is provided for reference purposes only and is not meant to imply the Fund will achieve performance correlated to that of an index. Indices are not available for direct investment.

Alpha measures the extent to which returns are generated above a market benchmark. Alpha is therefore a measure of excess return.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value (“NAV”) of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Multi-Strategy Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Expense Example (Unaudited)
April 30, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(11/1/2021 to
	(4/30/2022)	(11/1/2021)	(4/30/2022)	4/30/2022)
Class K Actual(2)(3)	2.56%	$1,000.00	$ 875.60	$11.91
Class K Hypothetical
(5% annual return before expenses)(4)	2.56%	$1,000.00	$1,012.10	$12.77

Investor Class Actual(2)(3)	2.91%	$1,000.00	$ 874.80	$13.53
Investor Class Hypothetical
(5% annual return before expenses)(4)	2.91%	$1,000.00	$1,010.36	$14.51

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from November 1, 2021 through April 30, 2022, of -12.44% and -12.52% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $6.98 and $8.60, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.50 and $9.25, respectively.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
April 30, 2022

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of long common stocks, long exchange traded funds, purchased options, long warrants, long escrow notes, long closed end funds, long short-term investments, long swap contracts, and long futures contracts as of April 30, 2022. Data expressed excludes securities sold short, written options, short swap contracts, short futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts, and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of option, swap, foreign currency exchange and futures contracts are expressed as notional and not market value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
April 30, 2022

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, short preferred stocks, written options, short swap contracts, and short futures contracts as of April 30, 2022. Data expressed excludes long investments, long swap contracts, long futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(4)	The value of option and swap contracts are expressed as notional and not market value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited)
April 30, 2022

	Shares	Value
LONG COMMON STOCKS – 38.81%

Aerospace & Defense – 0.12%
The Boeing Company (a)	148	$22,028
Bombardier, Inc., Class B (a)(b)	39,453	38,696
Howmet Aerospace, Inc.	1,299	44,322
Lockheed Martin Corporation	164	70,867
Northrop Grumman Corporation	290	127,426
TransDigm Group, Inc. (a)	27	16,060
Virgin Orbit Holdings, Inc. (a)	127	775
		320,174
Air Freight & Logistics – 0.23%
C.H. Robinson Worldwide, Inc.	1,013	107,530
Expeditors International of Washington, Inc.	140	13,870
FedEx Corporation	1,804	358,527
Hub Group, Inc., Class A (a)	1,736	116,590
United Parcel Service, Inc., Class B	84	15,118
		611,635
Airlines – 0.23%
Alaska Air Group, Inc. (a)	659	35,843
Blade Air Mobility, Inc. (a)	93	801
Copa Holdings S.A., Class A (a)(b)	679	51,176
Delta Air Lines, Inc. (a)	5,583	240,237
Frontier Group Holdings, Inc. (a)	1,804	19,140
Joby Aviation, Inc. (a)	337	1,766
Spirit Airlines, Inc. (a)	11,427	269,791
Wheels Up Experience, Inc. (a)	261	796
		619,550
Auto Components – 0.13%
Adient plc (a)	1,155	39,432
Aptiv plc (a)(b)	990	105,336
Autoliv, Inc.	1,167	85,984
Luminar Technologies, Inc. (a)	338	4,181
Solid Power, Inc. (a)	166	1,348
Tenneco, Inc., Class A (a)	6,477	111,210
		347,491
Automobiles – 0.14%
Faraday Future Intelligent Electric, Inc. (a)	482	1,243
General Motors Company (a)	1,039	39,388
Mercedes-Benz Group AG (b)	2,303	160,753
Tesla Motors, Inc. (a)	197	171,540
		372,924

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Banks – 2.25%
Bank of America Corporation	12,914	$460,772
Banner Corporation	3,680	197,616
Cadence Bank	6,778	169,721
Citizens Financial Group, Inc.	13,311	524,453
Columbia Banking System, Inc.	4,201	117,964
Comerica, Inc.	5,615	459,868
Farmers & Merchants Bancorp, Inc.	20	765
Fifth Third Bancorp	1,767	66,316
First BanCorp (b)	9,554	130,030
First Horizon Corporation	23,949	535,979
First Interstate BancSystem, Inc., Class A	9,944	323,379
Huntington Bancshares, Inc.	9,857	129,620
JPMorgan Chase & Company	1,561	186,321
M&T Bank Corporation	3,132	521,916
The PNC Financial Services Group, Inc.	395	65,609
Signature Bank	1,921	465,362
Umpqua Holdings Corporation	2,162	35,759
Veritex Holdings, Inc.	1,446	47,501
Webster Financial Corporation	6,442	322,036
Wells Fargo & Company	9,004	392,845
Western Alliance Bancorp	4,338	330,165
Wintrust Financial Corporation	3,766	328,847
Zions Bancorp	2,368	133,816
		5,946,660
Beverages – 0.68%
Celsius Holdings, Inc. (a)	2,588	134,576
Coca-Cola European Partners plc (b)	17,744	886,313
Monster Beverage Corporation (a)	3,714	318,215
PepsiCo, Inc.	502	86,198
Vintage Wine Estates, Inc. (a)	36,735	379,473
		1,804,775
Biotechnology – 0.62%
AbbVie, Inc.	928	136,305
ACADIA Pharmaceuticals, Inc. (a)	88	1,623
Aldeyra Therapeutics, Inc. (a)	2,673	8,206
Argenx S.E. – ADR (a)(b)	260	74,703
Arrowhead Pharmaceuticals, Inc. (a)	153	6,290
Ascendis Pharma A/S – ADR (a)(b)	119	10,861
Aurinia Pharmaceuticals, Inc. (a)(b)	607	6,246
Autolus Therapeutics plc – ADR (a)(b)	442	1,379

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Biotechnology – 0.62% (Continued)
AVEO Pharmaceuticals, Inc. (a)	2,000	$10,160
BELLUS Health, Inc. (a)(b)	1,004	8,092
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	1,960	174,773
BioMarin Pharmaceutical, Inc. (a)	426	34,655
Cytokinetics, Inc. (a)	223	8,891
Dynavax Technologies Corporation (a)	749	6,614
Eiger BioPharmaceuticals, Inc. (a)	4,455	30,606
EQRx, Inc. (a)	460	2,387
Exact Sciences Corporation (a)	1,082	59,564
Exelixis, Inc. (a)	2,840	63,446
Fate Therapeutics, Inc. (a)	152	4,341
FibroGen, Inc. (a)	87	809
Global Blood Therapeutics, Inc. (a)	137	4,206
GreenLight Biosciences Holdings PBC (a)	98	799
Heron Therapeutics, Inc. (a)	1,308	5,912
Horizon Therapeutics plc (a)(b)	1,497	147,544
Incyte Corporation (a)	740	55,470
Insmed, Inc. (a)	1,557	34,207
Iovance Biotherapeutics, Inc. (a)	993	15,044
Karyopharm Therapeutics, Inc. (a)	769	4,691
Merus N.V. (a)(b)	273	5,569
Mirati Therapeutics, Inc. (a)	210	12,976
Natera, Inc. (a)	592	20,791
Neurocrine Biosciences, Inc. (a)	299	26,919
Point Biopharma Global, Inc. (a)	109	928
Prometheus Biosciences, Inc. (a)	702	18,463
Regeneron Pharmaceuticals, Inc. (a)	51	33,615
Rigel Pharmaceuticals, Inc. (a)	9,103	21,483
Sage Therapeutics, Inc. (a)	120	3,782
Seagen, Inc. (a)	928	121,577
Sierra Oncology, Inc. (a)	723	39,411
Tango Therapeutics, Inc. (a)	82	603
Turning Point Therapeutics, Inc. (a)	299	8,803
United Therapeutics Corporation (a)	446	79,192
Vertex Pharmaceuticals, Inc. (a)	1,218	332,782
Viridian Therapeutics, Inc. (a)	159	2,188
		1,646,906
Building Products – 0.18%
Allegion plc (b)	378	43,183
Builders FirstSource, Inc. (a)	2,199	135,392

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Building Products – 0.18% (Continued)
Cornerstone Building Brands, Inc. (a)	6,022	$146,877
Janus International Group, Inc. (a)	98	927
Johnson Controls International plc	1,865	111,657
Masco Corporation	861	45,366
		483,402
Capital Markets – 0.24%
Blucora, Inc. (a)	5,893	119,333
Bridge Investment Group Holdings, Inc., Class A	42	789
Coinbase Global, Inc., Class A (a)	336	37,871
Galaxy Digital Holdings Ltd. (a)(b)	14,181	155,095
P10, Inc., Class A (a)	55	665
State Street Corporation	2,932	196,356
Stifel Financial Corporation	2,072	128,153
Trinity Capital, Inc.	37	622
Victory Capital Holdings, Inc., Class A	37	999
		639,883
Chemicals – 0.27%
Atotech Ltd. (a)(b)	1,130	24,069
Axalta Coating Systems Ltd. (a)(b)	1,763	44,727
DuPont de Nemours, Inc.	2,402	158,364
GCP Applied Technologies, Inc. (a)	945	29,645
Huntsman Corporation	1,367	46,300
Linde plc (b)	338	105,443
LSB Industries, Inc. (a)	44	942
Nutrien Ltd. (b)	1,793	176,162
Origin Materials, Inc. (a)	205	1,331
PPG Industries, Inc.	11	1,408
The Sherwin-Williams Company	266	73,139
Tronox Holdings plc, Class A (b)	3,347	57,568
		719,098
Commercial Services & Supplies – 0.12%
ACV Auctions, Inc., Class A (a)	170	2,270
Aurora Innovation, Inc. (a)	431	1,836
IAA, Inc. (a)	5,331	195,381
Li-Cycle Holdings Corporation (a)	12,882	83,604
US Ecology, Inc. (a)	612	29,370
Vidler Water Resources, Inc. (a)	1,078	16,968
		329,429

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Communications Equipment – 1.85%
ADTRAN, Inc.	21,621	$375,989
Arista Networks, Inc. (a)	1,288	148,854
Calix, Inc. (a)	5,936	236,906
Ciena Corporation (a)	15,520	856,238
CommScope Holding Company, Inc. (a)	215,765	1,301,063
F5, Inc. (a)	125	20,926
Motorola Solutions, Inc.	3,762	803,902
Plantronics, Inc. (a)	534	21,285
Radware Ltd. (a)(b)	1,489	43,047
Telefonaktiebolaget LM Ericsson – ADR (b)	135,409	1,077,856
		4,886,066
Construction & Engineering – 0.12%
WillScot Mobile Mini Holdings Corporation (a)	8,806	309,091

Construction Materials – 0.10%
Cemex SAB de CV – ADR (a)(b)	26,982	118,721
Martin Marietta Materials, Inc.	400	141,688
		260,409
Consumer Finance – 0.28%
Ally Financial, Inc.	4,773	190,729
American Express Company	736	128,587
Capital One Financial Corporation	3,144	391,805
FirstCash Holdings, Inc.	491	39,172
		750,293
Containers & Packaging – 0.16%
Ardagh Metal Packaging S.A. (b)	8,451	60,256
Avery Dennison Corporation	1,253	226,292
Graphic Packaging Holding Company	4,477	97,598
O-I Glass, Inc. (a)	2,833	38,189
		422,335
Distributors – 0.17%
LKQ Corporation	8,214	407,661
Pool Corporation	124	50,247
		457,908
Diversified Consumer Services – 0.20%
2U, Inc. (a)	9,034	90,159
Duolingo, Inc. (a)	17	1,470
Rover Group, Inc. (a)	162	1,025
Service Corporation International	4,667	306,202

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Diversified Consumer Services – 0.20% (Continued)
Terminix Global Holdings, Inc. (a)	2,792	$128,125
		526,981
Diversified Financial Services – 0.00%
Jackson Financial, Inc., Class A	121	5,120

Diversified Telecommunication Services – 0.05%
AT&T, Inc.	6,018	113,500
Verizon Communications, Inc.	568	26,298
		139,798
Electric Utilities – 0.02%
NextEra Energy, Inc. (h)	824	58,520

Electrical Equipment – 0.20%
AMETEK, Inc.	1,727	218,051
Emerson Electric Company	417	37,605
Energy Vault Holdings, Inc. (a)	129	1,792
Enovix Corporation (a)	47	425
Generac Holdings, Inc. (a)	98	21,499
Heliogen, Inc. (a)	163	626
Hubbell, Inc.	245	47,863
nVent Electric plc (b)	1,142	38,577
Regal Rexnord Corporation	1,234	157,014
SQL Technologies Corporation (a)	73	876
		524,328
Electronic Equipment, Instruments & Components – 0.45%
AEye, Inc. (a)	171	874
Coherent, Inc. (a)	1,195	320,141
II-VI, Inc. (a)	8,849	541,647
Lightwave Logic, Inc. (a)	157	1,785
Mirion Technologies, Inc. (a)	220	1,736
Rogers Corporation (a)	1,212	328,113
SmartRent, Inc. (a)	133	646
		1,194,942
Energy Equipment & Services – 0.51%
Baker Hughes Company	12,517	388,278
ChampionX Corporation	8,789	185,448
Halliburton Company	8,236	293,366
Liberty Energy, Inc. (a)	9,037	145,857

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Energy Equipment & Services – 0.51% (Continued)
Patterson-UTI Energy, Inc. (h)	1,834	$30,151
TechnipFMC plc (a)(b)	27,747	192,009
TGS ASA (b)	3,716	57,326
Valaris Ltd. (a)(b)	991	50,293
		1,342,728
Entertainment – 0.90%
Activision Blizzard, Inc.	4,884	369,230
Electronic Arts, Inc.	1,097	129,501
Liberty Media Corp-Liberty Formula One, Class C (a)	926	57,718
Playtika Holding Corporation (a)	6,097	107,185
Take-Two Interactive Software, Inc. (a)	726	86,764
Warner Bros Discovery, Inc. (a)(h)	13,381	242,865
Zynga, Inc., Class A (a)(h)	168,981	1,397,473
		2,390,736
Food & Staples Retailing – 0.31%
Albertsons Companies, Inc., Class A	8,483	265,348
Performance Food Group Company (a)	9,303	458,173
Wal-Mart, Inc.	621	95,007
		818,528
Food Products – 1.11%
Benson Hill, Inc. (a)	137	496
BRC, Inc., Class A (a)	285	4,246
Bunge Ltd. (b)	2,770	313,342
Freshpet, Inc. (a)	267	24,924
The Hershey Company	645	145,622
Hostess Brands, Inc. (a)	18,538	420,627
The J.M. Smucker Company	1,576	215,802
The Kraft Heinz Company	7,820	333,367
Mondelez International, Inc., Class A	4,157	268,043
Pilgrim’s Pride Corporation (a)	6,125	173,644
Post Holdings, Inc. (a)	1,035	76,994
Sanderson Farms, Inc.	2,519	477,023
The Simply Good Foods Company (a)	6,686	278,472
Sovos Brands, Inc. (a)	14,329	216,368
		2,948,970
Health Care Equipment & Supplies – 0.49%
Abbott Laboratories	310	35,185
ABIOMED, Inc. (a)	340	97,437
Boston Scientific Corporation (a)	3,673	154,670

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Health Care Equipment & Supplies – 0.49% (Continued)
Cardiovascular Systems, Inc. (a)	312	$5,834
CVRx, Inc. (a)	1,405	8,753
DexCom, Inc. (a)	429	175,281
Edwards Lifesciences Corporation (a)	2,525	267,094
Haemonetics Corporation (a)	381	19,305
Inari Medical, Inc. (a)	625	50,438
Intersect ENT, Inc. (a)	1,856	50,799
Intuitive Surgical, Inc. (a)	124	29,673
Natus Medical, Inc. (a)	765	25,452
Ortho Clinical Diagnostics Holdings plc (a)(b)	6,152	108,337
Outset Medical, Inc. (a)	30	1,046
Penumbra, Inc. (a)	651	112,337
Shockwave Medical, Inc. (a)	23	3,476
STAAR Surgical Company (a)	331	18,897
Stryker Corporation	210	50,665
Tandem Diabetes Care, Inc. (a)	305	29,426
Teleflex, Inc.	207	59,123
		1,303,228
Health Care Providers & Services – 0.15%
23andMe Holding Company, Class A (a)	318	951
Cano Health, Inc. (a)	240	1,272
Caremax, Inc. (a)	87	573
Centene Corporation (a)	668	53,808
Clover Health Investments Corporation (a)	538	1,447
CVS Health Corporation	944	90,747
DocGo, Inc. (a)	117	821
Guardant Health, Inc. (a)	47	2,900
Hims & Hers Health, Inc. (a)	158	665
Humana, Inc.	351	156,041
Oak Street Health, Inc. (a)	458	8,285
Option Care Health, Inc. (a)	1,264	37,768
The Pennant Group, Inc. (a)	272	4,458
Quest Diagnostics, Inc.	254	33,995
		393,731
Health Care Technology – 0.40%
Cerner Corporation	10,571	989,869
Change Healthcare, Inc. (a)	1,329	31,311
Inspire Medical Systems, Inc. (a)	119	24,485
Sharecare, Inc. (a)	425	1,165
		1,046,830

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Hotels, Restaurants & Leisure – 1.60%
Bloomin’ Brands, Inc.	12,493	$274,721
Booking Holdings, Inc. (a)	170	375,753
Bowlero Corporation (a)	57	621
Boyd Gaming Corporation	1,576	95,474
The Cheesecake Factory, Inc.	3,562	131,473
Chipotle Mexican Grill, Inc. (a)	333	484,718
Dave & Buster’s Entertainment, Inc. (a)	2,413	109,791
Domino’s Pizza, Inc.	281	94,978
DraftKings, Inc., Class A (a)	1,679	22,969
Expedia Group, Inc. (a)	1,654	289,037
Hilton Worldwide Holdings, Inc. (a)	1,972	306,232
Jack in the Box, Inc.	1,045	86,484
Marriott International, Inc., Class A (a)	339	60,179
Marriott Vacations Worldwide Corporation	1,570	234,448
McDonald’s Corporation	329	81,974
Penn National Gaming, Inc. (a)	422	15,433
Planet Fitness, Inc., Class A (a)	1,265	101,238
Royal Caribbean Cruises Ltd. (a)(b)	1,155	89,778
Ruth’s Hospitality Group, Inc.	7,484	156,939
Six Flags Entertainment Corporation (a)	3,464	132,567
Sonder Holdings, Inc. (a)	298	1,338
Starbucks Corporation	3,289	245,491
Texas Roadhouse, Inc.	2,425	199,650
Travel + Leisure Company	597	33,122
Vacasa, Inc., Class A (a)	149	1,088
The Wendy’s Company	30,542	603,510
		4,229,006
Household Durables – 0.25%
Dream Finders Homes, Inc., Class A (a)	31	537
KB Home	1,187	38,495
Lennar Corporation, Class A	514	39,316
Newell Brands, Inc.	10,496	242,982
PulteGroup, Inc.	1,413	59,007
Taylor Morrison Home Corporation (a)	4,988	130,636
Toll Brothers, Inc.	847	39,275
TopBuild Corporation (a)	267	48,364
Traeger, Inc. (a)	2,203	13,196
Vizio Holding Corporation, Class A (a)	1,515	10,969
Whirlpool Corporation	239	43,383
		666,160

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Household Products – 0.32%
Church & Dwight Company, Inc.	417	$40,683
The Clorox Company	1,792	257,098
The Procter & Gamble Company	516	82,844
Spectrum Brands Holdings, Inc.	5,529	470,352
		850,977
Independent Power and Renewable Electricity Producers – 0.00%
Montauk Renewables, Inc. (a)	93	1,056

Industrial Conglomerates – 0.21%
Hitachi Ltd. (b)	2,838	134,596
Icahn Enterprises LP	2,009	105,754
Roper Technologies, Inc.	238	111,841
Siemens AG, Reg (b)	1,713	210,622
		562,813
Insurance – 0.11%
American National Group, Inc.	303	57,149
Hippo Holdings, Inc. (a)	474	891
International General Insurance Holdings Ltd. (b)	29,450	222,937
Oscar Health, Inc., Class A (a)	185	1,362
Syncora Holdings Ltd. (a)(b)(g)	2,808	154
		282,493
Interactive Media & Services – 0.52%
Alphabet, Inc., Class A (a)	117	267,016
Alphabet, Inc., Class C (a)	48	110,368
Bambuser AB (a)(b)	13,383	12,296
Bumble, Inc., Class A (a)	1,825	43,782
Match Group, Inc. (a)	2,040	161,466
Meta Platforms, Inc., Class A (a)	2,015	403,947
QuinStreet, Inc. (a)	1,245	11,840
Snap, Inc., Class A (a)	5,940	169,053
System1, Inc. (a)	53	670
Twitter, Inc. (a)(h)	2,747	134,658
Vimeo, Inc. (a)(h)	3,748	38,192
ZipRecruiter, Inc., Class A (a)	77	1,733
ZoomInfo Technologies, Inc. (a)	330	15,642
		1,370,663
Internet & Direct Marketing Retail – 0.14%
Amazon.com, Inc. (a)	144	357,931
Boxed, Inc. (a)	86	986

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Internet & Direct Marketing Retail – 0.14% (Continued)
ContextLogic, Inc. Class A (a)	772	$1,312
Xometry, Inc., Class A (a)	301	9,879
		370,108
IT Services – 0.97%
Accenture plc, Class A (b)	1,544	463,756
Akamai Technologies, Inc. (a)	98	11,003
Block, Inc. (a)	720	71,669
Concentrix Corporation (h)	2,608	410,708
Core Scientific, Inc. (a)	360	2,128
DXC Technology Company (a)	16,941	486,207
EPAM Systems, Inc. (a)	1,037	274,795
GoDaddy, Inc., Class A (a)	1,731	139,882
LiveRamp Holdings, Inc. (a)	9,718	304,368
Marqeta, Inc., Class A (a)	564	5,245
MoneyGram International, Inc. (a)	12,250	124,092
Okta, Inc. (a)	143	17,061
Payoneer Global, Inc. (a)	488	2,040
PayPal Holdings, Inc. (a)	30	2,638
Shopify, Inc., Class A (a)(b)	45	19,207
Squarespace, Inc., Class A (a)	73	1,458
Switch, Inc., Class A	2,332	69,633
TaskUS, Inc., Class A (a)	46	1,329
Toast, Inc., Class A (a)	4,279	79,718
Twilio, Inc., Class A (a)	797	89,120
		2,576,057
Leisure Products – 0.05%
Callaway Golf Company (a)	2,812	61,695
Mattel, Inc. (a)	2,444	59,414
Old PSG Wind-Down Ltd. (a)(b)(g)	2,127	202
		121,311
Life Sciences Tools & Services – 0.13%
Charles River Laboratories International, Inc. (a)	20	4,830
Maravai LifeSciences Holdings, Inc., Class A (a)	391	12,016
NanoString Technologies, Inc. (a)	149	2,798
Pacific Biosciences of California, Inc. (a)	1,197	7,589
Repligen Corporation (a)	222	34,907
SomaLogic, Inc. (a)(h)	45,806	289,494
Standard BioTools, Inc. (a)	273	724
		352,358

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Machinery – 0.38%
AGCO Corporation	137	$17,454
Caterpillar, Inc.	594	125,061
Daimler Truck Holding AG (a)(b)	2,527	67,963
Deere & Company	187	70,602
Flowserve Corporation	840	27,476
Hillman Solutions Corporation (a)	177	2,059
Hyzon Motors, Inc. (a)	119	473
IDEX Corporation	432	82,002
Iveco Group N.V. (a)(b)	1,892	11,068
KION Group AG (b)	238	13,239
Meritor, Inc. (a)	3,430	123,171
Microvast Holdings, Inc. (a)	242	1,200
The Middleby Corporation (a)	178	27,392
Otis Worldwide Corporation	2,163	157,553
Parker-Hannifin Corporation	231	62,559
Proterra, Inc. (a)	319	1,981
Stanley Black & Decker, Inc.	125	15,019
Velo3D, Inc. (a)	127	445
Welbilt, Inc. (a)	8,856	209,179
		1,015,896
Marine – 0.10%
Genco Shipping & Trading Ltd. (b)	1,692	37,275
Star Bulk Carriers Corporation (b)	7,954	223,507
		260,782
Media – 0.59%
AdTheorent Holding Company, Inc. (a)	60	519
comScore, Inc. (a)	236,567	477,865
Criteo S.A. – ADR (a)(b)	13,666	338,644
DISH Network Corporation, Class A (a)	549	15,652
Gray Television, Inc.	3,748	69,413
The Interpublic Group of Companies, Inc.	334	10,895
Liberty Media Corp-Liberty SiriusXM, Class A (a)	797	33,338
Nexstar Media Group, Inc., Class A	719	113,904
Omnicom Group, Inc.	24	1,827
PubMatic, Inc., Class A (a)	59	1,332
Shaw Communications, Inc., Class B (b)	13,037	388,274
Shaw Communications, Inc., Class B	1,033	30,763
TEGNA, Inc.	3,361	74,110
		1,556,536

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Metals & Mining – 0.76%
Alcoa Corporation	7,427	$503,551
Allkem Ltd. (a)(b)	7,300	60,840
Alpha Metallurgical Resources, Inc. (a)	25	3,869
Alphamin Resources Corporation (b)	27,968	30,262
Carpenter Technology Corporation	3,330	127,139
Champion Iron Ltd. (a)(b)	18,482	92,651
Cleveland-Cliffs, Inc. (a)	1,188	30,282
Constellium SE (a)(b)	2,746	45,831
ERO Copper Corporation (a)(b)	4,489	64,540
Filo Mining Corporation (a)(b)	4,116	64,336
Freeport-McMoRan, Inc.	1,547	62,731
Ivanhoe Mines Ltd., Class A (a)(b)	18,587	149,026
Lynas Rare Earths Ltd. (a)(b)	9,282	58,246
NGEx Minerals Ltd. (a)(b)	6,217	17,470
Nickel Mines Ltd. (b)	86,130	78,942
Norsk Hydro ASA (b)	4,936	41,450
Piedmont Lithium, Inc. (a)	25	1,635
Sibanye Stillwater Ltd. – ADR (b)	3,915	53,792
Teck Resources Ltd., Class B (b)	9,308	367,294
Turquoise Hill Resources Ltd. (a)(b)	3,997	109,053
United States Steel Corporation	1,188	36,222
Zacapa Resources Ltd. (a)(b)	1,762	754
		1,999,916
Multiline Retail – 0.36%
Dollar Tree, Inc. (a)	1,892	307,356
Kohl’s Corporation	5,259	304,391
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,648	271,386
Target Corporation	246	56,248
		939,381
Multi-Utilities – 0.04%
RWE AG (b)	2,667	110,732

Oil, Gas & Consumable Fuels – 3.26%
Antero Resources Corporation (a)	13,797	485,654
Archaea Energy, Inc. (a)	80	1,760
Chesapeake Energy Corporation	5,233	429,211
Chevron Corporation (h)	3,573	559,782
ConocoPhillips	9,530	910,306
Devon Energy Corporation	5,171	300,797
Diamondback Energy, Inc.	3,803	480,053

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Oil, Gas & Consumable Fuels – 3.26% (Continued)
Exxon Mobil Corporation (h)	9,661	$823,600
Gulfport Energy Corporation (a)	21	1,974
Marathon Oil Corporation	15,117	376,716
Marathon Petroleum Corporation	3,628	316,579
Matador Resources Company	8,128	396,809
Murphy Oil Corporation	9,830	374,326
New Fortress Energy, Inc.	2,028	78,646
Northern Oil and Gas, Inc. (h)	7,062	176,409
Occidental Petroleum Corporation	7,184	395,766
Ovintiv, Inc.	7,462	381,980
PDC Energy, Inc (h)	5,720	398,913
Phillips 66	2,693	233,645
Pioneer Natural Resources Company	1,924	447,272
Range Resources Corporation (a)	15,428	461,914
Renewable Energy Group, Inc. (a)	452	27,599
SandRidge Energy, Inc. (a)	49	910
Shell plc – ADR (b)	3,521	188,127
Thungela Resources Ltd. – Johannesburg Exchange (b)	1,965	33,626
Thungela Resources Ltd. – London Stock Exchange (b)	6,982	119,489
Valero Energy Corporation (h)	1,724	192,191
Vertex Energy, Inc. (a)	67	637
Whitehaven Coal Ltd. (b)	14,190	48,729
		8,643,420
Paper & Forest Products – 0.07%
Interfor Corporation (b)	4,319	123,117
Louisiana-Pacific Corporation	583	37,615
West Fraser Timber Company Ltd. (b)	255	22,394
		183,126
Personal Products – 0.30%
Coty, Inc., Class A (a)(h)	31,919	258,863
e.l.f. Beauty, Inc. (a)	15,058	366,361
Olaplex Holdings, Inc. (a)	2,733	40,175
Unilever plc (b)	2,982	138,407
		803,806
Pharmaceuticals – 0.30%
Antares Pharma, Inc. (a)	18,079	100,610
AstraZeneca plc – ADR (b)	2,212	146,877
Axsome Therapeutics, Inc. (a)	89	2,826
Bausch Health Companies, Inc. (a)(b)	388	7,376

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Pharmaceuticals – 0.30% (Continued)
Bristol Myers-Squibb Company	326	$24,538
Catalent, Inc. (a)	395	35,771
Eli Lilly & Company	1,056	308,489
Harmony Biosciences Holdings, Inc. (a)	32	1,441
Intra-Cellular Therapies, Inc. (a)	633	32,036
Jazz Pharmaceuticals plc (a)(b)	597	95,651
Merck & Company, Inc.	331	29,357
Relmada Therapeutics, Inc. (a)	229	5,750
		790,722
Professional Services – 0.30%
Alight, Inc., Class A (a)	440	3,780
Booz Allen Hamilton Holding Corporation	1,124	91,752
KBR, Inc.	4,863	239,405
Nielsen Holdings plc (b)	17,006	455,931
Planet Labs PBC (a)	288	1,449
		792,317
Real Estate Investment Trusts (REITs) – 6.01%
Acadia Realty Trust	36,947	772,931
AFC Gamma, Inc.	7,266	116,329
Agree Realty Corporation	6,902	468,784
Alexandria Real Estate Equities, Inc.	1,035	188,536
American Campus Communities, Inc.	3,869	250,208
American Homes 4 Rent, Class A	10,937	433,215
Americold Realty Trust	20,468	539,946
AvalonBay Communities, Inc.	1,452	330,301
Bluerock Residential Growth REIT, Inc.	46	1,224
Boston Properties, Inc.	3,508	412,541
Douglas Emmett, Inc.	23,735	699,233
Duke Realty Corporation	9,975	546,131
Empire State Realty Trust, Inc., Class A	6,391	55,218
Equity Residential	1,480	120,620
Essential Properties Realty Trust, Inc.	23,349	560,376
Essex Property Trust, Inc.	1,072	352,977
Federal Realty Investment Trust	5,086	595,367
First Industrial Realty Trust, Inc.	1,405	81,490
Healthcare Realty Trust, Inc.	5,674	153,652
Healthcare Trust of America, Inc., Class A	24,999	761,470
Highwoods Properties, Inc.	12,320	503,149
Innovative Industrial Properties, Inc.	5,627	813,608
InvenTrust Properties Corporation	6,161	186,617

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Real Estate Investment Trusts (REITs) – 6.01% (Continued)
Kimco Realty Corporation	4,734	$119,912
Kite Realty Group Trust	11,143	248,489
LTC Properties, Inc.	10,479	345,807
LXP Industrial Trust	707	8,873
Mid-America Apartment Communities, Inc.	2,456	483,046
National Storage Affiliates Trust	12,327	697,708
NETSTREIT Corporation	37,253	805,410
Newlake Capital Partners, Inc.	8,205	180,510
Paramount Group, Inc.	2,115	20,114
Preferred Apartment Communities, Inc.	1,080	26,870
Retail Opportunity Investments Corporation	18,833	350,859
Rexford Industrial Realty, Inc.	4,877	380,601
RPT Realty	21,680	288,127
Sabra Health Care REIT, Inc.	52,081	608,306
Spirit Realty Capital, Inc.	6,583	286,031
Sun Communities, Inc.	5,004	878,552
Ventas, Inc.	22,453	1,247,264
		15,920,402
Real Estate Management & Development – 0.00%
Compass, Inc., Class A (a)	396	2,150
WeWork, Inc., Class A (a)	437	3,064
		5,214
Road & Rail – 0.70%
ArcBest Corporation	281	20,277
Bird Global, Inc., Class A (a)	221	398
Canadian National Railway Company (b)	194	22,818
Canadian Pacific Railway Ltd. (b)	1,512	110,709
CSX Corporation	10,667	366,305
Heartland Express, Inc.	984	13,579
J.B. Hunt Transport Services, Inc.	2,641	451,215
Knight-Swift Transportation Holdings, Inc.	422	20,210
Lyft, Inc., Class A (a)	2,970	96,822
Norfolk Southern Corporation	140	36,103
Saia, Inc. (a)	866	178,361
Uber Technologies, Inc. (a)	6,738	212,112
Werner Enterprises, Inc.	1,184	46,922
XPO Logistics, Inc. (a)	5,198	279,600
		1,855,431

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Semiconductors & Semiconductor Equipment – 1.60%
ACM Research, Inc., Class A (a)	22	$333
Advanced Micro Devices, Inc. (a)	1,280	109,466
Ambarella, Inc. (a)(b)	3,378	277,266
Applied Materials, Inc.	601	66,320
ASML Holding N.V. – Reg (b)	271	152,782
Broadcom, Inc.	423	234,507
CMC Materials, Inc.	760	135,972
First Solar, Inc. (a)	495	36,150
indie Semiconductor, Inc., Class A (a)	98	676
Intel Corporation (h)	438	19,092
KLA-Tencor Corporation	915	292,123
Kulicke & Soffa Industries, Inc.	600	27,846
Lam Research Corporation	120	55,891
Magnachip Semiconductor Corporation (a)	6,819	124,720
Marvell Technology, Inc.	10,769	625,464
Micron Technology, Inc.	8,816	601,163
Navitas Semiconductor Corporation (a)	108	741
NeoPhotonics Corporation (a)	1,031	15,609
NVIDIA Corporation (h)	303	56,197
ON Semiconductor Corporation (a)	2,249	117,195
QUALCOMM, Inc.	5,989	836,603
Silicon Laboratories, Inc. (a)	296	39,933
SolarEdge Technologies, Inc. (a)	90	22,537
Taiwan Semiconductor Manufacturing Company Ltd. – ADR (b)	500	46,465
Texas Instruments, Inc.	425	72,356
Ultra Clean Holdings, Inc. (a)	1,491	46,475
Wolfspeed, Inc. (a)	2,404	220,471
		4,234,353
Software – 5.01%
Alteryx, Inc., Class A (a)	1,378	88,468
Amplitude, Inc., Class A (a)	73	1,275
Anaplan, Inc. (a)	17,399	1,130,761
Asana, Inc., Class A (a)	300	8,040
Atlassian Corporation plc, Class A (a)(b)	408	91,731
AvePoint, Inc. (a)	197	965
Bill.com Holdings, Inc. (a)	480	81,941
Black Knight, Inc. (a)	2,895	190,462
Blend Labs, Inc., Class A (a)	261	1,125
Bottomline Technologies DE, Inc. (a)	2,807	158,932
Braze, Inc., Class A (a)	2,957	118,842

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Software – 5.01% (Continued)
Cadence Design Systems, Inc. (a)	533	$80,403
CDK Global, Inc.	2,365	128,680
Check Point Software Technologies Ltd. (a)(b)	46	5,809
Cipher Mining, Inc. (a)	57,923	175,507
Citrix Systems, Inc.	791	79,179
Clear Secure, Inc., Class A (a)	73	2,221
CommVault Systems, Inc. (a)	443	27,023
Crowdstrike Holdings, Inc., Class A (a)	775	154,039
Cvent Holding Corporation (a)	91	641
CyberArk Software Ltd. (a)(b)	1,761	276,724
Datadog, Inc., Class A (a)	705	85,150
Datto Holding Corporation (a)	4,256	147,683
Dave, Inc. (a)	270	1,093
The Descartes Systems Group, Inc. (a)(b)	178	11,063
Domo, Inc., Class B (a)	5,793	239,946
Dynatrace, Inc. (a)	1,505	57,732
Elastic N.V. (a)(b)	60	4,568
Embark Technology, Inc. (a)	507	2,783
Everbridge, Inc. (a)	3,592	154,815
Five9, Inc. (a)	746	82,135
ForgeRock, Inc., Class A (a)	2,510	51,279
Fortinet, Inc. (a)	186	53,756
Freshworks, Inc., Class A (a)	7,465	135,639
HubSpot, Inc. (a)	210	79,680
Intuit, Inc.	1,561	653,669
ironSource Ltd., Class A (a)(b)	102,162	391,280
Mandiant, Inc. (a)	15,118	332,294
Manhattan Associates, Inc. (a)	2,240	292,432
Matterport, Inc. (a)	306	1,756
Microsoft Corporation (h)	4,994	1,385,935
Mimecast Ltd. (a)(b)	2,738	218,164
Momentive Global, Inc. (a)(h)	11,037	174,605
NCR Corporation (a)	1,108	38,813
New Relic, Inc. (a)(h)	750	47,453
NextNav, Inc. (a)	90	561
Nice Ltd. – ADR (a)(b)	119	24,563
Nutanix, Inc., Class A (a)	1,171	29,310
Olo, Inc., Class A (a)	117	1,251
Oracle Corporation	13,048	957,723
Palo Alto Networks, Inc. (a)(h)	1,175	659,504
Ping Identity Holding Corporation (a)	4,156	108,596
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Software – 5.01% (Continued)
Qualtrics International, Inc., Class A (a)	1,425	$26,420
Rapid7, Inc. (a)	448	42,793
RingCentral, Inc., Class A (a)(h)	765	64,910
Riskfield Ltd., Class A (a)(b)(h)	3,240	16,945
SailPoint Technologies Holdings, Inc. (a)	9,881	630,704
Salesforce.com, Inc. (a)	366	64,394
SentinelOne, Inc., Class A (a)	2,317	77,087
ServiceNow, Inc. (a)	152	72,671
Smartsheet, Inc., Class A (a)(h)	1,204	58,189
Splunk, Inc. (a)(h)	1,797	219,270
Sprinklr, Inc., Class A (a)	73	996
Sumo Logic, Inc. (a)	13,357	125,289
Synopsys, Inc. (a)	562	161,176
Tenable Holdings, Inc. (a)(h)	10,725	592,342
Terawulf, Inc. (a)	88	334
The Trade Desk, Inc., Class A (a)	1,048	61,748
Tufin Software Technologies Ltd. (a)(b)	18,073	233,142
Varonis Systems, Inc. (a)	3,244	140,141
Verint Systems, Inc. (a)	3,283	179,120
Vertex, Inc., Class A (a)	41	583
Vonage Holdings Corporation (a)	13,213	263,731
Workday, Inc., Class A (a)	1,602	331,133
Zendesk, Inc. (a)	4,420	539,417
Zeta Global Holdings Corporation, Class A (a)	8,048	87,160
Zoom Video Communications, Inc., Class A (a)	105	10,455
Zscaler, Inc. (a)	242	49,063
		13,277,212
Special Purpose Acquisition Companies – 0.01%
Aequi Acquisition Corporation, Class A (a)	1,800	17,748

Specialty Retail – 0.51%
Asbury Automotive Group, Inc. (a)	310	56,950
AutoNation, Inc. (a)	155	17,966
Brilliant Earth Group, Inc., Class A (a)	6,069	46,731
Citi Trends, Inc. (a)	1,685	47,130
EVgo, Inc. (a)	105	951
Five Below, Inc. (a)	1,264	198,575
The Gap, Inc.	4,496	55,840
The Home Depot, Inc.	1,003	301,301
Lithia Motors, Inc.	1,586	449,044

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Specialty Retail – 0.51% (Continued)
Lowe’s Companies, Inc.	447	$88,385
The TJX Companies, Inc.	1,184	72,556
Volta, Inc. (a)	166	347
Warby Parker, Inc., Class A (a)	125	2,911
		1,338,687
Technology Hardware, Storage & Peripherals – 0.43%
Apple, Inc.	3,884	612,313
IonQ, Inc. (a)	181	1,424
NetApp, Inc.	601	44,023
Pure Storage, Inc., Class A (a)	14,083	412,632
Turtle Beach Corporation (a)	3,961	65,911
		1,136,303
Textiles, Apparel & Luxury Goods – 0.11%
Capri Holdings Ltd. (a)(b)	960	45,792
Lululemon Athletica, Inc. (a)	118	41,846
NIKE, Inc., Class B	195	24,317
PVH Corporation	2,319	168,777
		280,732
Thrifts & Mortgage Finance – 0.28%
MGIC Investment Corporation	5,288	69,061
Mr. Cooper Group, Inc. (a)	7,438	334,487
New York Community Bancorp, Inc.	14,107	130,349
PennyMac Financial Services, Inc.	4,015	194,968
		728,865
Tobacco – 0.02%
Altria Group, Inc.	1,088	60,460

Trading Companies & Distributors – 0.42%
AerCap Holdings N.V. (a)(b)	390	18,217
Fastenal Company	1,451	80,255
Fortress Transportation and Infrastructure Investors LLC (h)	10,393	223,345
Triton International Ltd. (b)	3,120	190,601
United Rentals, Inc. (a)	1,177	372,544
WESCO International, Inc. (a)	1,246	153,582
W.W. Grainger, Inc.	154	77,005
		1,115,549
Wireless Communication Services – 0.00%
NII Holdings, Inc. (a)(b)(g)	6,235	2,182

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Wireless Telecommunication Services – 0.27%
T-Mobile U.S., Inc. (a)	5,708	$702,883
Total Long Common Stocks
(Cost $109,020,160)		102,778,126

LONG EXCHANGE TRADED FUNDS – 24.07%
abrdn Platinum ETF Trust (a)	963	83,800
Energy Select Sector SPDR Fund	9	676
Health Care Select Sector SPDR Fund	143	18,632
Industrial Select Sector SPDR Fund	1,886	179,434
Invesco QQQ Trust Series 1	86	26,940
Invesco S&P 500 Equal Weight ETF	5,048	744,328
Invesco S&P 500 Low Volatility ETF	5,874	383,866
iShares iBoxx $Investment Grade Corporate Bond ETF (d)	256,000	28,825,600
iShares iBoxx High Yield Corporate Bond ETF (d)	395,700	31,074,321
iShares Expanded Tech-Software ETF (a)	963	288,852
iShares Russell 2000 ETF	1,193	220,645
iShares U.S. Home Construction ETF	1,580	91,245
iShares U.S. Real Estate ETF	3,733	387,299
KraneShares CSI China Internet ETF	753	21,287
KraneShares Global Carbon Strategy ETF	988	46,831
Material Select Sector SPDR	343	29,165
ProShares UltraShort 20+ Year Treasury (a)	776	19,276
ProShares VIX Short-Term Futures ETF (a)	10,247	211,396
SPDR S&P 500 ETF Trust (h)	1,601	659,612
SPDR S&P Oil & Gas Exploration & Production ETF	753	99,253
SPDR S&P Regional Banking ETF	712	44,030
Sprott Physical Gold Trust (a)	6,146	92,006
U.S. Global Jets ETF	1,140	24,464
United States Oil Fund LP (a)	1,164	89,814
Utilities Select Sector SPDR Fund	690	49,169
VanEck Oil Services ETF (h)	123	32,443
Total Long Exchange Traded Funds
(Cost $72,108,606)		63,744,384

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

		Notional
PURCHASED OPTIONS – 0.09%	Contracts (c)	Amount	Value

Purchased Call Options (a) – 0.07%
CBOE SPX Volatility Index (h)
Expiration: May 2022, Exercise Price: $27.00	25	$83,500	$14,750
Centennial Resource DEV, Inc. (h)
Expiration: May 2022, Exercise Price: $10.00	158	122,292	1,185
Coty, Inc., Class A (b)(h)
Expiration: May 2022, Exercise Price: $9.00	72	58,392	2,304
Expiration: May 2022, Exercise Price: $10.00	527	427,397	7,378
Fortress Transportation and Infrastructure Investors LLC (h)
Expiration: May 2022, Exercise Price: $28.00	24	51,576	720
Expiration: June 2022, Exercise Price: $25.00	14	30,086	840
Intel Corporation (h)
Expiration: May 2022, Exercise Price: $46.00	15	65,385	795
Li-Cycle Holdings Corporation (b)
Expiration: January 2023, Exercise Price: $10.00	3	1,947	232
Marathon Digital Holdings, Inc.
Expiration: June 2022, Exercise Price: $40.00	25	39,000	425
Momentive Global, Inc.
Expiration: July 2022, Exercise Price: $17.50	190	300,580	20,425
New Relic, Inc. (h)
Expiration: July 2022, Exercise Price: $75.00	10	63,270	4,350
NextEra Energy, Inc. (h)
Expiration: June 2022, Exercise Price: $77.50	7	49,714	472
Northern Oil and Gas, Inc. (h)
Expiration: May 2022, Exercise Price: $25.00	84	209,832	14,280
Expiration: May 2022, Exercise Price: $29.00	72	179,856	4,140
NVIDIA Corporation (h)
Expiration: July 2022, Exercise Price: $245.00	2	37,094	885
Patterson-UTI Energy, Inc. (h)
Expiration: May 2022, Exercise Price: $17.00	185	304,140	15,262
PDC Energy, Inc. (h)
Expiration: May 2022, Exercise Price: $75.00	70	488,180	17,675
Qualtrics International, Inc., Class A
Expiration: May 2022, Exercise Price: $30.00	12	22,248	30
Revlon, Inc.
Expiration: May 2022, Exercise Price: $10.00	37	22,644	463
RingCentral, Inc., Class A (h)
Expiration: July 2022, Exercise Price: $200.00	2	16,970	110
Riskfield Ltd., Class A (b)(h)
Expiration: June 2022, Exercise Price: $10.00	18	9,414	135
Schlumberger N.V. Ltd. (b)(h)
Expiration: May 2022, Exercise Price: $46.00	15	58,515	353

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options (a) – 0.07% (Continued)
SM Energy Company (h)
Expiration: May 2022, Exercise Price: $35.00	70	$248,710	$19,950
Expiration: May 2022, Exercise Price: $40.00	30	106,590	3,225
Smartsheet, Inc., Class A (h)
Expiration: May 2022, Exercise Price: $70.00	2	9,666	20
SomaLogic, Inc. (h)
Expiration: May 2022, Exercise Price: $12.50	54	34,128	675
SPDR S&P Biotech ETF (h)
Expiration: May 2022, Exercise Price: $95.00	1	7,383	13
Expiration: May 2022, Exercise Price: $96.00	1	7,383	12
SPDR S&P Homebuilders ETF
Expiration: May 2022, Exercise Price: $65.00	52	318,708	12,480
Splunk, Inc. (h)
Expiration: June 2022, Exercise Price: $120.00	4	48,808	4,700
Sumo Logic, Inc.
Expiration: May 2022, Exercise Price: $12.50	26	24,388	195
Twitter, Inc. (h)
Expiration: May 2022, Exercise Price: $48.00	9	44,118	1,724
Valero Energy Corporation
Expiration: May 2022, Exercise Price: $100.00	21	234,108	26,250
VanEck Oil Services ETF
Expiration: May 2022, Exercise Price: $300.00	36	949,536	10,710
Vimeo, Inc. (h)
Expiration: July 2022, Exercise Price: $17.50	61	62,159	915
Warner Bros Discovery, Inc. (h)
Expiration: June 2022, Exercise Price: $27.50	32	58,080	720
			188,798
Purchased Put Options (b) – 0.02%
Chevron Corporation
Expiration: May 2022, Exercise Price: $155.00	15	235,005	8,475
Exxon Mobil Corporation
Expiration: May 2022, Exercise Price: $82.50	56	477,400	12,964
Invesco QQQ Trust Series 1
Expiration: May 2022, Exercise Price: $316.00	16	751,800	19,296
SPDR S&P 500 ETF Trust (h)
Expiration: May 2022, Exercise Price: $426.00	10	412,000	17,770
Stryker Corporation
Expiration: May 2022, Exercise Price: $230.00	1	24,126	395
			58,900
Total Purchased Options
(Cost $370,515)			247,698

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
LONG WARRANTS – 0.01%

Special Purpose Acquisition Companies – 0.00%
Aequi Acquisition Corporation, Class A (a)
Exercise Price: $11.50, 11/30/2027	600	$174

Insurance – 0.01%
International General Insurance Holdings Ltd. (b)
Exercise Price: $11.50, 3/17/2025	29,450	19,524

Health Care Technology – 0.00%
Multiplan Corporation
Exercise Price: $11.50, 2/13/2025	515	500

Health Care Technology – 0.00%
Sema4 Holdings Corporation
Exercise Price: $11.50, 9/24/2027	25,818	10,327

Health Care Equipment & Supplies – 0.00%
Zealand Pharma (a)(b)(g)
Exercise Price: $12.00, 11/14/2023	1,688	—
Total Long Warrants
(Cost $120,013)		30,525

	Principal
	Amount
LONG ESCROW NOTES – 0.01%
Altaba, Inc. (a)(g)	$5,796	32,748
Total Long Escrow Notes
(Cost $32,545)		32,748

	Shares
LONG CLOSED END FUNDS – 0.00%
CION Investment Corporation	80	896
Total Closed End Funds
(Cost $1,116)		896

CONTINGENT VALUE RIGHT – 0.00%
Kinross Gold Corporation (a)(b)(g)	835	650
Total Contingent Value Right
(Cost $—)		650

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
LONG SHORT-TERM INVESTMENTS – 27.22%
Fidelity Investments Money Market Funds
Government Portfolio, Class I, 0.01% (e)	72,098,876	$72,098,876
Total Long Short-Term Investments
(Cost $72,098,876)		72,098,876
Total Long Investments
(Cost $253,751,831) – 90.21%		238,933,903

SECURITIES SOLD SHORT (f) – (32.68)%

SHORT COMMON STOCKS – (21.54)%

Aerospace & Defense – (0.03)%
AeroVironment, Inc.	(584)	(46,907)
The Boeing Company	(204)	(30,363)
		(77,270)
Air Freight & Logistics – (0.32)%
Atlas Air Worldwide Holdings, Inc.	(618)	(42,605)
United Parcel Service, Inc., Class B	(4,425)	(796,411)
		(839,016)
Airlines – (0.05)%
American Airlines Group, Inc.	(5,337)	(100,175)
JetBlue Airways Corporation	(3,996)	(43,996)
		(144,171)
Auto Components – (0.01)%
Gentex Corporation	(1,128)	(33,107)

Automobiles – (0.29)%
Bayerische Motoren Werke AG (b)	(1,384)	(113,026)
Fisker, Inc.	(1,862)	(18,732)
General Motors Company	(512)	(19,410)
Lucid Group, Inc.	(1,149)	(20,774)
Rivian Automotive, Inc., Class A	(2,109)	(63,776)
Tesla Motors, Inc.	(581)	(505,911)
Winnebago Industries, Inc.	(297)	(15,794)
		(757,423)
Banks – (1.79)%
Ameris Bancorp	(3,252)	(135,608)
Associated Banc-Corp	(9,686)	(193,236)
Bank OZK	(4,949)	(190,141)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Banks – (1.79)% (Continued)
BankUnited, Inc.	(4,252)	$(159,620)
Citigroup, Inc.	(10,734)	(517,486)
Columbia Banking System, Inc.	(1,285)	(36,083)
East West Bancorp, Inc.	(2,734)	(194,934)
First Citizens BancShares, Inc., Class A	(198)	(126,597)
First Hawaiian, Inc.	(3,520)	(83,107)
First Republic Bank	(2,230)	(332,761)
FNB Corporation	(17,282)	(199,089)
Hilltop Holdings, Inc.	(1,729)	(44,072)
KeyCorp	(16,633)	(321,183)
Pinnacle Financial Partners, Inc.	(3,858)	(299,188)
Prosperity Bancshares, Inc.	(3,888)	(254,198)
Regions Financial Corporation	(28,155)	(583,372)
Simmons First National Corporation, Class A	(2,866)	(68,411)
Texas Capital Bancshares, Inc.	(3,828)	(196,606)
Truist Financial Corporation	(9,578)	(463,096)
U.S. Bancorp	(5,382)	(261,350)
United Community Banks, Inc.	(2,817)	(84,904)
		(4,745,042)
Beverages – (0.24)%
Anheuser-Busch InBev S.A. (b)	(561)	(32,280)
The Boston Beer Company, Inc., Class A	(114)	(42,750)
Constellation Brands, Inc., Class A	(984)	(242,152)
Heineken N.V. (b)	(216)	(21,084)
Keurig Dr. Pepper, Inc.	(1,539)	(57,559)
National Beverage Corporation	(5,471)	(241,162)
		(636,987)
Biotechnology – (0.22)%
Akero Therapeutics, Inc.	(141)	(1,479)
Akouos, Inc.	(412)	(1,154)
Allakos, Inc.	(1,206)	(4,547)
Amicus Therapeutics, Inc.	(281)	(1,989)
Apellis Pharmaceuticals, Inc.	(140)	(6,094)
Arcus Biosciences, Inc.	(225)	(5,447)
Beam Therapeutics, Inc.	(325)	(12,197)
Bicycle Therapeutics plc – ADR (b)	(396)	(9,298)
Bluebird Bio, Inc.	(1,280)	(4,646)
Caribou Biosciences, Inc.	(149)	(1,103)
Celldex Therapeutics, Inc.	(442)	(13,503)
Century Therapeutics, Inc.	(69)	(829)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Biotechnology – (0.22)% (Continued)
Cerevel Therapeutics Holdings, Inc.	(400)	$(11,712)
Compass Pathways plc – ADR (b)	(437)	(3,959)
CRISPR Therapeutics AG (b)	(289)	(14,340)
CureVac N.V. (b)	(297)	(5,076)
Day One Biopharmaceuticals, Inc.	(577)	(4,916)
Design Therapeutics, Inc.	(445)	(5,313)
Dyne Therapeutics, Inc.	(888)	(7,086)
Editas Medicine, Inc.	(422)	(5,587)
Erasca, Inc.	(1,184)	(8,620)
Foghorn Therapeutics, Inc.	(296)	(3,431)
Generation Bio Company	(1,036)	(6,558)
Graphite Bio, Inc.	(889)	(3,574)
IGM Biosciences, Inc.	(444)	(7,433)
Immuneering Corporation, Class A	(146)	(726)
ImmunoGen, Inc.	(3,654)	(17,649)
Inhibrx, Inc.	(470)	(7,449)
Instil Bio, Inc.	(297)	(2,100)
Intellia Therapeutics, Inc.	(207)	(10,149)
IVERIC bio, Inc.	(710)	(9,834)
Karuna Therapeutics, Inc.	(30)	(3,344)
Kodiak Sciences, Inc.	(1,036)	(6,237)
Krystal Biotech, Inc.	(148)	(8,970)
MacroGenics, Inc.	(866)	(6,192)
Madrigal Pharmaceuticals, Inc.	(89)	(6,230)
Moderna, Inc.	(1,812)	(243,551)
Nkarta, Inc.	(742)	(13,682)
Novavax, Inc.	(74)	(3,335)
PMV Pharmaceuticals, Inc.	(297)	(4,304)
Point Biopharma Global, Inc.	(1,019)	(8,672)
Praxis Precision Medicines, Inc.	(149)	(1,207)
Recursion Pharmaceuticals, Inc., Class A	(1,139)	(7,062)
Relay Therapeutics, Inc.	(149)	(3,551)
REVOLUTION Medicines, Inc.	(133)	(2,656)
Rhythm Pharmaceuticals, Inc.	(1,176)	(7,362)
Sarepta Therapeutics, Inc.	(148)	(10,703)
Scholar Rock Holding Corporation	(297)	(2,100)
SQZ Biotechnologies Company	(1,805)	(6,660)
Stoke Therapeutics, Inc.	(297)	(4,289)
Taysha Gene Therapies, Inc.	(282)	(1,032)
Tenaya Therapeutics, Inc.	(361)	(3,328)
Twist Bioscience Corporation	(472)	(13,612)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Biotechnology – (0.22)% (Continued)
Ultragenyx Pharmaceutical, Inc.	(148)	$(10,462)
Verve Therapeutics, Inc.	(297)	(4,431)
Y-mAbs Therapeutics, Inc.	(888)	(7,459)
		(588,229)
Building Products – (0.07)%
Allegion plc (b)	(201)	(22,962)
American Woodmark Corporation	(185)	(8,667)
The AZEK Company, Inc.	(988)	(20,985)
Lennox International, Inc.	(42)	(8,954)
Masco Corporation	(1,184)	(62,385)
Owens Corning	(149)	(13,549)
Trane Technologies plc (b)	(364)	(50,920)
		(188,422)
Capital Markets – (0.38)%
Ameriprise Financial, Inc.	(503)	(133,541)
The Bank New York Mellon Corporation	(6,265)	(263,506)
Coinbase Global, Inc., Class A	(2,351)	(264,981)
FactSet Research Systems, Inc.	(22)	(8,877)
The Goldman Sachs Group, Inc.	(1,126)	(343,982)
		(1,014,887)
Chemicals – (0.65)%
Akzo Nobel N.V. (b)	(125)	(10,843)
Albemarle Corporation	(303)	(58,427)
Axalta Coating Systems Ltd. (b)	(2,734)	(69,362)
BASF SE (b)	(6,272)	(330,303)
Celanese Corporation	(703)	(103,299)
Dow, Inc.	(3,993)	(265,535)
Eastman Chemical Company	(147)	(15,092)
Ecolab, Inc.	(234)	(39,626)
FMC Corporation	(682)	(90,392)
GCP Applied Technologies, Inc.	(9,992)	(313,449)
Linde plc (b)	(281)	(87,661)
LyondellBasell Industries N.V., Class A (b)	(594)	(62,982)
Methanex Corporation (b)	(2,194)	(110,051)
PPG Industries, Inc.	(152)	(19,454)
RPM International, Inc.	(344)	(28,518)
The Scotts Miracle-Gro Company	(299)	(31,075)
Westlake Corporation	(673)	(85,168)
		(1,721,237)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Commercial Services & Supplies – (0.16)%
Copart, Inc.	(542)	$(61,598)
Rollins, Inc.	(879)	(29,482)
Tetra Tech, Inc.	(854)	(118,945)
Waste Management, Inc.	(1,340)	(220,350)
		(430,375)
Communications Equipment – (0.25)%
Lumentum Holdings, Inc.	(6,007)	(487,828)
ViaSat, Inc.	(4,406)	(162,185)
		(650,013)
Construction & Engineering – (0.06)%
AECOM	(1,513)	(106,757)
Fluor Corporation	(889)	(22,003)
MasTec, Inc.	(170)	(12,242)
Quanta Services, Inc.	(254)	(29,459)
		(170,461)
Construction Materials – (0.03)%
Vulcan Materials Company	(460)	(79,253)

Consumer Finance – (0.41)%
Discover Financial Services	(1,175)	(132,141)
Navient Corporation	(12,714)	(202,026)
SoFi Technologies, Inc.	(21,542)	(131,837)
Synchrony Financial	(12,289)	(452,358)
Upstart Holdings, Inc.	(2,169)	(162,718)
		(1,081,080)
Containers & Packaging – (0.14)%
Amcor plc (b)	(2,674)	(31,714)
Ball Corporation	(2,179)	(176,848)
Packaging Corporation of America	(680)	(109,595)
Sealed Air Corporation	(816)	(52,395)
		(370,552)
Distributors – (0.02)%
Genuine Parts Company	(445)	(57,872)

Diversified Telecommunication Services – (0.15)%
Verizon Communications, Inc.	(8,696)	(402,625)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Electrical Equipment – (0.02)%
Acuity Brands, Inc.	(74)	$(12,763)
Shoals Technologies Group, Inc., Class A	(1,290)	(12,874)
Vertiv Holdings Company	(1,541)	(19,309)
		(44,946)
Electronic Equipment, Instruments & Components – (0.06)%
Cognex Corporation	(628)	(42,472)
II-VI, Inc.	(1,042)	(63,781)
TE Connectivity Ltd. (b)	(145)	(18,093)
Zebra Technologies Corporation, Class A	(110)	(40,662)
		(165,008)
Energy Equipment & Services – (0.25)%
NOV, Inc.	(18,066)	(327,537)
ProPetro Holding Corporation	(303)	(4,284)
Schlumberger N.V. Ltd. (b)	(4,991)	(194,699)
Tenaris SA – ADR (b)	(4,838)	(146,011)
		(672,531)
Entertainment – (0.27)%
Live Nation Entertainment, Inc.	(230)	(24,122)
Netflix, Inc.	(216)	(41,118)
ROBLOX Corporation, Class A	(3,203)	(98,172)
Roku, Inc.	(574)	(53,325)
Take-Two Interactive Software, Inc.	(3,893)	(465,252)
The Walt Disney Company	(223)	(24,894)
		(706,883)
Food & Staples Retailing – (0.70)%
Alimentation Couche-Tard, Inc. (b)	(5,448)	(242,534)
Costco Wholesale Corporation	(351)	(186,634)
The Kroger Company	(3,172)	(171,161)
Sysco Corporation	(5,845)	(499,630)
Wal-Mart Stores, Inc.	(4,898)	(749,345)
		(1,849,304)
Food Products – (1.02)%
Archer-Daniels-Midland Company	(3,363)	(301,190)
B&G Foods, Inc.	(4,200)	(113,106)
Beyond Meat, Inc.	(4,527)	(166,956)
Campbell Soup Company	(1,990)	(93,968)
Flowers Foods, Inc.	(12,025)	(318,903)
General Mills, Inc.	(4,421)	(312,697)
The Hain Celestial Group, Inc.	(2,228)	(74,727)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Food Products – (1.02)% (Continued)
Hormel Foods Corporation	(1,920)	$(100,589)
Ingredion, Inc.	(659)	(56,088)
J & J Snack Foods Corporation	(597)	(89,371)
Kellogg Company	(5,254)	(359,899)
McCormick & Company, Inc.	(2,490)	(250,419)
Nestle SA (b)	(638)	(82,362)
Nomad Foods Ltd. (b)	(5,170)	(95,438)
Tyson Foods, Inc., Class A	(1,525)	(142,069)
Utz Brands, Inc.	(10,594)	(149,587)
		(2,707,369)
Health Care Equipment & Supplies – (0.08)%
Abbott Laboratories	(99)	(11,237)
Baxter International, Inc.	(357)	(25,368)
Becton, Dickinson and Company	(267)	(66,000)
Enovis Corporation	(155)	(10,055)
Medtronic plc (b)	(301)	(31,412)
Novocure Ltd. (b)	(119)	(9,113)
Quidel Corporation	(215)	(21,633)
STERIS plc (b)	(140)	(31,367)
		(206,185)
Health Care Providers & Services – (0.07)%
HCA Holdings, Inc.	(416)	(89,253)
Humana, Inc.	(28)	(12,448)
Invitae Corporation	(1,781)	(9,457)
UnitedHealth Group, Inc.	(159)	(80,859)
		(192,017)
Health Care Technology – (0.09)%
Schrodinger, Inc.	(351)	(8,677)
Teladoc Health, Inc.	(5,049)	(170,454)
Veeva Systems, Inc., Class A	(328)	(59,680)
		(238,811)
Hotels, Restaurants & Leisure – (1.10)%
Airbnb, Inc., Class A	(1,288)	(197,335)
BJ’s Restaurants, Inc.	(2,279)	(63,333)
Brinker International, Inc.	(2,689)	(97,691)
Carnival Corporation (b)	(3,433)	(59,391)
Choice Hotels International, Inc.	(662)	(92,985)
Cracker Barrel Old Country Store, Inc.	(2,794)	(310,106)
Darden Restaurants, Inc.	(2,765)	(364,234)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Hotels, Restaurants & Leisure – (1.10)% (Continued)
Domino’s Pizza, Inc.	(474)	$(160,212)
Evolution AB (b)	(325)	(33,344)
Hilton Worldwide Holdings, Inc.	(1,684)	(261,508)
Jack in the Box, Inc.	(2,982)	(246,790)
Marriott International, Inc., Class A	(820)	(145,566)
McDonald’s Corporation	(833)	(207,550)
Papa John’s International, Inc.	(718)	(65,374)
Penn National Gaming, Inc.	(3,049)	(111,502)
Restaurant Brands International, Inc. (b)	(1,902)	(108,585)
Rush Street Interactive, Inc.	(599)	(3,804)
Wingstop, Inc.	(1,564)	(143,513)
Yum! Brands, Inc.	(2,012)	(235,424)
		(2,908,247)
Household Durables – (0.25)%
Dream Finders Homes, Inc., Class A	(1,419)	(24,591)
Electrolux AB, Class B (b)	(2,601)	(39,666)
Helen of Troy Ltd. (b)	(624)	(133,854)
Installed Building Products, Inc.	(199)	(16,014)
Leggett & Platt, Inc.	(590)	(21,022)
LGI Homes, Inc.	(129)	(12,089)
Mohawk Industries, Inc.	(502)	(70,812)
NVR, Inc.	(7)	(30,633)
PulteGroup, Inc.	(1,732)	(72,328)
Whirlpool Corporation	(1,340)	(243,237)
		(664,246)
Household Products – (0.34)%
Church & Dwight Company, Inc.	(1,220)	(119,023)
The Clorox Company	(1,625)	(233,139)
Colgate-Palmolive Company	(2,837)	(218,591)
Kimberly-Clark Corporation	(2,376)	(329,860)
		(900,613)
Industrial Conglomerates – (0.37)%
3M Company	(6,000)	(865,320)
General Electric Company	(700)	(52,185)
Honeywell International, Inc.	(331)	(64,052)
		(981,557)
Interactive Media & Services – (0.04)%
Bumble, Inc., Class A	(386)	(9,260)
Meta Platforms, Inc., Class A	(100)	(20,047)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Interactive Media & Services – (0.04)% (Continued)
Taboola.com Ltd. (b)	(4,294)	$(18,507)
Twitter, Inc.	(1,090)	(53,432)
		(101,246)
Internet & Direct Marketing Retail – (0.21)%
Amazon.com, Inc.	(116)	(288,333)
DoorDash, Inc., Class A	(1,531)	(124,670)
Etsy, Inc.	(1,148)	(106,982)
Fiverr International Ltd. (b)	(600)	(31,950)
Wayfair, Inc., Class A	(30)	(2,308)
		(554,243)
IT Services – (0.13)%
MongoDB, Inc.	(271)	(96,186)
Nexi S.p.A. (b)	(7,798)	(76,482)
Okta, Inc.	(141)	(16,823)
PayPal Holdings, Inc.	(5)	(440)
Shift4 Payments, Inc., Class A	(537)	(28,171)
Snowflake, Inc., Class A	(623)	(106,807)
Squarespace, Inc., Class A	(470)	(9,386)
Wix.com Ltd. (b)	(150)	(11,319)
		(345,614)
Life Sciences Tools & Services – (0.03)%
10X Genomics, Inc., Class A	(148)	(7,068)
Adaptive Biotechnologies Corporation	(781)	(6,443)
Pacific Biosciences of California, Inc.	(1,199)	(7,602)
Quanterix Corporation	(2,241)	(49,728)
Seer, Inc.	(702)	(5,111)
		(75,952)
Machinery – (0.72)%
AGCO Corporation	(430)	(54,782)
Allison Transmission Holdings, Inc.	(816)	(30,551)
Caterpillar, Inc.	(743)	(156,431)
Cummins, Inc.	(318)	(60,162)
Dover Corporation	(416)	(55,453)
Esab Corporation	(494)	(23,218)
Flowserve Corporation	(885)	(28,948)
Gates Industrial Corporation plc (b)	(2,986)	(38,071)
IDEX Corporation	(73)	(13,857)
Illinois Tool Works, Inc.	(638)	(125,756)
Ingersoll Rand, Inc.	(760)	(33,410)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Machinery – (0.72)% (Continued)
Kennametal, Inc.	(723)	$(18,603)
Lincoln Electric Holdings, Inc.	(472)	(63,593)
The Manitowoc Company, Inc.	(589)	(7,798)
Oshkosh Corporation	(549)	(50,750)
Otis Worldwide Corporation	(1,188)	(86,534)
PACCAR, Inc.	(897)	(74,496)
Pentair plc (b)	(1,739)	(88,254)
Stanley Black & Decker, Inc.	(2,282)	(274,182)
Terex Corporation	(286)	(9,724)
The Timken Company	(358)	(20,635)
Trinity Industries, Inc.	(2,634)	(73,067)
Westinghouse Air Brake Technologies Corporation	(4,216)	(379,061)
Xylem, Inc.	(1,734)	(139,587)
		(1,906,923)
Marine – (0.07)%
Kirby Corporation	(1,340)	(87,368)
Kuehne + Nagel International AG – Reg (b)	(339)	(94,834)
		(182,202)
Media – (0.17)%
Charter Communications, Inc., Class A	(26)	(11,141)
Comcast Corporation, Class A	(4,642)	(184,566)
Magnite, Inc.	(642)	(6,195)
Omnicom Group, Inc.	(1,375)	(104,679)
Paramount Global, Class B	(4,594)	(133,777)
PubMatic, Inc., Class A	(550)	(12,414)
		(452,772)
Metals & Mining – (0.83)%
Alumina Ltd. (b)	(47,023)	(59,202)
ArcelorMittal S.A. – ADR (b)	(9,829)	(287,400)
ArcelorMittal S.A. (b)	(2,280)	(66,480)
BHP Group Ltd. – ADR (b)	(4,133)	(276,828)
Century Aluminum Company	(4,449)	(75,055)
First Quantum Minerals Ltd. (b)	(2,767)	(79,328)
Fortescue Metals Group Ltd. (b)	(3,650)	(55,163)
Freeport-McMoRan, Inc.	(3,611)	(146,426)
Hudbay Minerals, Inc. (b)	(3,534)	(22,640)
Nucor Corporation	(2,422)	(374,877)
Rio Tinto plc – ADR (b)	(4,844)	(344,505)
Sibanye Stillwater Ltd. – ADR (b)	(5,432)	(74,636)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Metals & Mining – (0.83)% (Continued)
Southern Copper Corporation	(1,398)	$(87,053)
Steel Dynamics, Inc.	(908)	(77,861)
Vale SA – ADR (b)	(9,762)	(164,880)
		(2,192,334)
Multiline Retail – (0.30)%
Big Lots, Inc.	(2,557)	(79,011)
Dollar General Corporation	(3,009)	(714,728)
		(793,739)
Oil, Gas & Consumable Fuels – (2.40)%
APA Corporation	(7,635)	(312,500)
BP plc – ADR (b)	(9,773)	(280,680)
Cameco Corporation (b)	(8,526)	(220,056)
Canadian Natural Resources Ltd. (b)	(1,725)	(106,726)
CNX Resources Corporation	(25,127)	(516,360)
Comstock Resources, Inc.	(16,093)	(274,064)
Continental Resources, Inc.	(6,579)	(365,595)
Coterra Energy, Inc.	(15,946)	(459,085)
Delek U.S. Holdings, Inc.	(394)	(9,535)
EOG Resources, Inc.	(4,597)	(536,746)
EQT Corporation	(9,979)	(396,665)
Equinor ASA (b)	(2,147)	(72,568)
Equinor ASA – ADR (b)	(9,290)	(316,603)
Hess Corporation	(3,861)	(397,953)
HF Sinclair Corporation	(2,496)	(94,898)
Laredo Petroleum, Inc.	(2,214)	(157,659)
PBF Energy, Inc., Class A	(2,849)	(82,792)
Shell plc – ADR (b)	(7,727)	(412,854)
Southwestern Energy Company	(58,282)	(437,115)
Suncor Energy, Inc. (b)	(15,530)	(558,148)
TotalEnergies SE – ADR (b)	(6,884)	(335,320)
Valero Energy Corporation	(116)	(12,932)
		(6,356,854)
Personal Products – (0.09)%
Edgewell Personal Care Company	(4,203)	(160,303)
The Estee Lauder Companies, Inc., Class A	(338)	(89,252)
		(249,555)
Pharmaceuticals – (0.14)%
Athira Pharma, Inc.	(592)	(6,092)
DICE Therapeutics, Inc.	(349)	(7,092)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Pharmaceuticals – (0.14)% (Continued)
Eli Lilly & Company	(168)	$(49,078)
Esperion Therapeutics, Inc.	(1,627)	(9,241)
Fulcrum Therapeutics, Inc.	(420)	(4,040)
GlaxoSmithKline plc – ADR (b)	(1,184)	(53,612)
H Lundbeck A/S (b)	(888)	(20,351)
Nektar Therapeutics	(1,295)	(5,348)
Novartis AG – ADR (b)	(713)	(62,765)
Novo Nordisk A/S – ADR (b)	(59)	(6,726)
Pfizer, Inc.	(1,215)	(59,620)
Reata Pharmaceuticals, Inc., Class A	(42)	(1,066)
Royalty Pharma plc, Class A – ADR (b)	(1,314)	(55,950)
Sanofi – ADR (b)	(803)	(41,957)
		(382,938)
Professional Services – (0.04)%
Equifax, Inc.	(461)	(93,823)
Verisk Analytics, Inc.	(89)	(18,160)
		(111,983)
Real Estate Investment Trusts (REITs) – (4.75)%
AGNC Investment Corporation	(11,466)	(125,897)
Annaly Capital Management, Inc.	(20,859)	(133,915)
Brixmor Property Group, Inc.	(7,899)	(200,477)
Camden Property Trust	(1,300)	(203,957)
CareTrust REIT, Inc.	(24,350)	(394,713)
Corporate Office Properties Trust	(16,930)	(451,862)
Cousins Properties, Inc.	(3,818)	(137,066)
EastGroup Properties, Inc.	(264)	(49,500)
Equity LifeStyle Properties, Inc.	(1,332)	(102,937)
Extra Space Storage, Inc.	(3,726)	(707,940)
Four Corners Property Trust, Inc.	(28,660)	(787,004)
Healthcare Realty Trust, Inc.	(14,629)	(396,153)
Healthpeak Properties, Inc.	(19,394)	(636,317)
Hudson Pacific Properties, Inc.	(14,028)	(326,572)
Invitation Homes, Inc.	(12,130)	(483,017)
Kilroy Realty Corporation	(3,648)	(255,360)
National Health Investors, Inc.	(7,719)	(397,760)
National Retail Properties, Inc.	(10,751)	(471,324)
Omega Healthcare Investors, Inc.	(31,545)	(803,767)
Paramount Group, Inc.	(29,545)	(280,973)
Phillips Edison & Company, Inc.	(8,492)	(287,539)
Prologis, Inc.	(5,652)	(905,959)
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Real Estate Investment Trusts (REITs) – (4.75)% (Continued)
Realty Income Corporation	(7,716)	$(535,182)
Regency Centers Corporation	(7,865)	(541,348)
Simon Property Group, Inc.	(703)	(82,954)
SITE Centers Corporation	(29,212)	(464,471)
SL Green Realty Corporation	(6,856)	(474,572)
UDR, Inc.	(8,530)	(453,881)
Urban Edge Properties	(42,016)	(785,279)
Washington Real Estate Investment Trust	(13,076)	(315,001)
Weyerhaeuser Company	(1,202)	(49,546)
WP Carey, Inc.	(4,098)	(330,995)
		(12,573,238)
Real Estate Management & Development – (0.01)%
Zillow Group, Inc., Class C	(472)	(18,795)

Road & Rail – (0.16)%
Avis Budget Group, Inc.	(297)	(79,498)
Covenant Logistics Group, Inc.	(263)	(5,402)
Old Dominion Freight Line, Inc.	(362)	(101,403)
Ryder System, Inc.	(861)	(60,184)
TFI International, Inc. (b)	(225)	(18,108)
Union Pacific Corporation	(601)	(140,808)
Yellow Corporation	(3,764)	(16,863)
		(422,266)
Semiconductors & Semiconductor Equipment – (0.43)%
Entegris, Inc.	(340)	(37,873)
GlobalFoundries, Inc. (b)	(1,485)	(77,651)
Microchip Technology, Inc.	(2,993)	(195,144)
MKS Instruments, Inc.	(55)	(6,269)
NVIDIA Corporation	(497)	(92,178)
NXP Semiconductors N.V. (b)	(1,337)	(228,493)
Texas Instruments, Inc.	(1,402)	(238,690)
Tower Semiconductor Ltd. (b)	(5,271)	(254,589)
		(1,130,887)
Software – (0.24)%
Adobe, Inc.	(157)	(62,164)
Aspen Technology, Inc.	(721)	(114,307)
Autodesk, Inc.	(27)	(5,111)
Blackline, Inc.	(604)	(40,498)
Coupa Software, Inc.	(239)	(20,626)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Software – (0.24)% (Continued)
Dassault Systemes SE (b)	(2,437)	$(107,775)
DocuSign, Inc.	(224)	(18,144)
DoubleVerify Holdings, Inc.	(916)	(19,923)
JFrog Ltd. (b)	(663)	(13,837)
Monday.com Ltd. (b)	(300)	(38,820)
Palantir Technologies, Inc., Class A	(1,036)	(10,774)
Paycom Software, Inc.	(30)	(8,444)
Qualys, Inc.	(3)	(409)
Salesforce.com, Inc.	(191)	(33,605)
ServiceNow, Inc.	(149)	(71,237)
The Trade Desk, Inc., Class A	(1,134)	(66,815)
Unity Software, Inc.	(150)	(9,962)
		(642,451)
Specialty Retail – (0.29)%
CarMax, Inc.	(3,390)	(290,794)
Carvana Company	(1,274)	(73,841)
Lowe’s Companies, Inc.	(247)	(48,839)
O’Reilly Automotive, Inc.	(175)	(106,146)
Penske Automotive Group, Inc.	(148)	(15,514)
The TJX Companies, Inc.	(2,183)	(133,774)
Tractor Supply Company	(512)	(103,143)
Williams-Sonoma, Inc.	(21)	(2,740)
		(774,791)
Technology Hardware, Storage & Peripherals – (0.31)%
Dell Technologies, Inc., Class C	(282)	(13,257)
HP, Inc.	(19,241)	(704,798)
Logitech International SA (b)	(480)	(31,238)
Logitech International SA – ADR	(892)	(58,247)
		(807,540)
Textiles, Apparel & Luxury Goods – (0.07)%
Allbirds, Inc., Class A	(1,389)	(7,056)
Hanesbrands, Inc.	(7,300)	(96,798)
Ralph Lauren Corporation	(657)	(68,552)
		(172,406)
Thrifts & Mortgage Finance – (0.10)%
Rocket Companies, Inc., Class A	(29,590)	(261,872)

Tobacco – (0.04)%
Philip Morris International, Inc.	(934)	(93,400)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
Trading Companies & Distributors – (0.08)%
Core & Main, Inc., Class A	(357)	$(8,482)
Fastenal Company	(1,190)	(65,819)
MRC Global, Inc.	(6,269)	(75,165)
MSC Industrial Direct Company, Inc.	(236)	(19,555)
SiteOne Landscape Supply, Inc.	(59)	(8,321)
Watsco, Inc.	(132)	(35,215)
		(212,557)
Total Short Common Stocks
(Proceeds $(59,379,567)		(57,042,297)

SHORT EXCHANGE TRADED FUNDS – (11.11)%
abrdn Palladium ETF Trust	(217)	(46,234)
AdvisorShares Pure US Cannabis ETF	(102)	(1,566)
ARK Genomic Revolution ETF	(5,070)	(172,380)
ARK Innovation ETF	(603)	(28,419)
Communication Services Select Sector SPDR Fund	(1,524)	(90,007)
Consumer Discretionary Select Sector SPDR Fund	(790)	(128,675)
Consumer Staples Select Sector SPDR Fund	(13,590)	(1,055,128)
Energy Select Sector SPDR Fund	(1,453)	(109,193)
Financial Select Sector SPDR Fund	(6,395)	(220,691)
First Trust NASDAQ Cybersecurity ETF	(10,004)	(469,688)
Health Care Select Sector SPDR Fund	(4,368)	(569,107)
Industrial Select Sector SPDR Fund	(4,778)	(454,579)
Invesco QQQ Trust Series 1	(13,620)	(4,266,465)
iShares Biotechnology ETF	(1,394)	(162,610)
iShares Cohen & Steers REIT ETF	(5,351)	(366,115)
iShares Expanded Tech-Software Sector ETF	(8,424)	(2,526,779)
iShares MSCI Emerging Markets ETF	(2,106)	(89,252)
iShares MSCI Eurozone ETF	(8,625)	(345,949)
iShares MSCI Germany Index Fund ETF	(4,079)	(106,095)
iShares MSCI Mexico ETF	(1,202)	(59,415)
iShares Russell 1000 Growth ETF	(1,434)	(349,538)
iShares Russell 2000 ETF	(21,380)	(3,954,231)
iShares Russell 2000 Growth ETF	(2,700)	(606,393)
iShares S&P Mid-Cap 400 Growth ETF	(4,757)	(340,221)
iShares U.S. Home Construction ETF	(1,184)	(68,376)
iShares U.S. Real Estate ETF	(5,631)	(584,216)
iShares U.S. Technology ETF	(11,886)	(1,064,867)
iShares U.S. Transportation ETF	(4)	(971)
Material Select Sector SPDR	(1,885)	(160,282)
ProShares UltraShort 20+ Year Treasury	(10,999)	(273,215)
SPDR S&P 500 ETF Trust	(9,895)	(4,076,740)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments (Unaudited) – Continued
April 30, 2022

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (11.11)% (Continued)
SPDR S&P Biotech ETF	(2,442)	$(180,293)
SPDR S&P Homebuilders ETF	(1,808)	(110,812)
SPDR S&P Metals & Mining ETF	(3,409)	(191,620)
SPDR S&P Oil & Gas Exploration & Production ETF	(2,838)	(374,077)
SPDR S&P Retail ETF	(5,270)	(370,323)
SPDR S&P Semiconductor ETF	(4,391)	(755,076)
U.S. Global Jets ETF	(5,554)	(119,189)
Utilities Select Sector SPDR Fund	(358)	(25,511)
VanEck Oil Services ETF	(605)	(159,575)
VanEck Semiconductor ETF	(7,561)	(1,737,896)
Vanguard FTSE Europe ETF	(816)	(47,646)
Vanguard REIT ETF	(22,231)	(2,310,690)
WisdomTree Europe Hedged Equity Fund	(2,006)	(145,776)
Xtrackers Harvest CSI 300 China A-Shares ETF	(5,241)	(157,125)
Total Short Exchange Traded Funds
(Proceeds $(30,918,963)		(29,433,006)

SHORT PREFERRED STOCKS – (0.03)%
Volkswagen AG (b)	(594)	(91,991)
Total Short Preferred Stocks
Proceeds $(100,859)		(91,991)
Total Securities Sold Short
Proceeds $(90,399,389) – (32.68)%		(86,567,294)
Total Investments
(Cost $163,352,442) – 57.53%		152,366,609
Other Assets In Excess Of Liabilities – 42.47%		112,489,711
Net Assets – 100.00%		$264,856,320

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and forward currency exchange contracts. The total value of assets committed as collateral as of April 30, 2022, is $49,577,305.

(e)	The rate quoted is the annualized seven-day effective yield as of April 30, 2022.
(f)	Securities sold short are not owned by the Fund and cannot produce income.
(g)	Level 3 security. See Note 2 in the Notes to Financial Statements.
(h)	Held in connection with a written option contract, see Schedule of Written Options for more details.

ADR – American Depository Receipt
ETF – Exchange Traded Fund
plc – Public Limited Company
Reg – Registered

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options (Unaudited)
April 30, 2022

	Contracts (a)	Notional Amount	Value
CALL OPTIONS WRITTEN
CBOE SPX Volatility Index
Expiration: May 2022, Exercise Price: $37.50	(25)	$(83,500)	$(5,625)
The Coca-Cola Company
Expiration: May 2022, Exercise Price: $67.00	(60)	(387,660)	(2,730)
Concentrix Corporation
Expiration: May 2022, Exercise Price: $180.00	(6)	(94,488)	(300)
Coty, Inc., Class A
Expiration: May 2022, Exercise Price: $10.00	(72)	(58,392)	(1,008)
Fortress Transportation and Infrastructure Investors LLC
Expiration: June 2022, Exercise Price: $31.00	(14)	(30,086)	(210)
Intel Corporation
Expiration: May 2022, Exercise Price: $50.00	(15)	(65,385)	(150)
iShares Russell 2000 Growth ETF
Expiration: May 2022, Exercise Price: $270.00	(26)	(583,934)	(585)
Expiration: May 2022, Exercise Price: $285.00	(29)	(651,311)	(6,960)
Microsoft Corporation
Expiration: May 2022, Exercise Price: $280.00	(3)	(83,256)	(2,610)
Momentive Global, Inc.
Expiration: July 2022, Exercise Price: $22.50	(156)	(246,792)	(1,950)
Netflix, Inc.
Expiration: May 2022, Exercise Price: $235.00	(5)	(95,180)	(575)
New Relic, Inc.
Expiration: July 2022, Exercise Price: $100.00	(10)	(63,270)	(1,400)
NextEra Energy, Inc.
Expiration: June 2022, Exercise Price: $85.00	(7)	(49,714)	(87)
Northern Oil and Gas, Inc.
Expiration: May 2022, Exercise Price: $34.00	(157)	(392,186)	(2,747)
NVIDIA Corporation
Expiration: July 2022, Exercise Price: $270.00	(2)	(37,094)	(450)
Palo Alto Networks, Inc.
Expiration: May 2022, Exercise Price: $630.00	(1)	(56,128)	(820)
Patterson-UTI Energy, Inc.
Expiration: May 2022, Exercise Price: $19.00	(185)	(304,140)	(6,013)
PDC Energy, Inc.
Expiration: May 2022, Exercise Price: $85.00	(70)	(488,180)	(4,375)
RingCentral, Inc., Class A
Expiration: July 2022, Exercise Price: $280.00	(2)	(16,970)	(235)
Riskfield Ltd., Class A (b)
Expiration: June 2022, Exercise Price: $15.00	(18)	(9,414)	(45)
SM Energy Company
Expiration: May 2022, Exercise Price: $55.00	(100)	(355,300)	(2,250)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options (Unaudited) – Continued
April 30, 2022

	Contracts (a)	Notional Amount	Value
CALL OPTIONS WRITTEN (Continued)
Smartsheet, Inc., Class A
Expiration: May 2022, Exercise Price: $85.00	(2)	$(9,666)	$(45)
SomaLogic, Inc.
Expiration: May 2022, Exercise Price: $17.50	(54)	(34,128)	(675)
Splunk, Inc.
Expiration: June 2022, Exercise Price: $140.00	(4)	(48,808)	(1,650)
Tenable Holdings, Inc.
Expiration: May 2022, Exercise Price: $60.00	(7)	(38,661)	(823)
Twitter, Inc.
Expiration: May 2022, Exercise Price: $53.00	(9)	(44,118)	(166)
Valero Energy Corporation
Expiration: May 2022, Exercise Price: $110.00	(21)	(234,108)	(11,288)
VanEck Oil Services ETF
Expiration: May 2022, Exercise Price: $350.00	(36)	(949,536)	(1,710)
Vimeo, Inc.
Expiration: July 2022, Exercise Price: $22.50	(61)	(62,159)	(2,287)
Warner Bros Discovery, Inc.
Expiration: June 2022, Exercise Price: $32.50	(32)	(58,080)	(416)
Zynga, Inc., Class A
Expiration: May 2022, Exercise Price: $9.00	(54)	(44,658)	(432)
			(60,617)
PUT OPTIONS WRITTEN
Centennial Resource DEV, Inc.
Expiration: May 2022, Exercise Price: $8.00	(158)	(122,292)	(11,455)
Chevron Corporation
Expiration: May 2022, Exercise Price: $145.00	(15)	(235,005)	(3,382)
Coty, Inc., Class A
Expiration: May 2022, Exercise Price: $7.00	(598)	(484,978)	(14,651)
Exxon Mobil Corporation
Expiration: May 2022, Exercise Price: $77.50	(56)	(477,400)	(5,432)
Intel Corporation
Expiration: May 2022, Exercise Price: $43.00	(15)	(65,385)	(2,182)
Laredo Petroleum, Inc.
Expiration: May 2022, Exercise Price: $65.00	(7)	(49,847)	(2,310)
Netflix, Inc.
Expiration: May 2022, Exercise Price: $210.00	(5)	(95,180)	(11,887)
New Relic, Inc.
Expiration: July 2022, Exercise Price: $65.00	(10)	(63,270)	(9,200)
NextEra Energy, Inc.
Expiration: June 2022, Exercise Price: $70.00	(7)	(49,714)	(1,978)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options (Unaudited) – Continued
April 30, 2022

	Contracts (a)	Notional Amount	Value
PUT OPTIONS WRITTEN (Continued)
NVIDIA Corporation
Expiration: July 2022, Exercise Price: $235.00	(1)	$(18,547)	$(5,545)
RingCentral, Inc., Class A
Expiration: July 2022, Exercise Price: $185.00	(1)	(8,485)	(10,055)
Schlumberger N.V. Ltd. (b)
Expiration: May 2022, Exercise Price: $38.50	(21)	(81,921)	(3,812)
Smartsheet, Inc., Class A
Expiration: May 2022, Exercise Price: $60.00	(2)	(9,666)	(2,420)
SPDR S&P 500 ETF Trust
Expiration: May 2022, Exercise Price: $400.00	(10)	(412,000)	(7,045)
SPDR S&P Biotech ETF
Expiration: May 2022, Exercise Price: $79.00	(1)	(7,383)	(693)
Twitter, Inc.
Expiration: May 2022, Exercise Price: $43.00	(9)	(44,118)	(257)
Valero Energy Corporation
Expiration: May 2022, Exercise Price: $85.00	(21)	(234,108)	(567)
Vimeo, Inc.
Expiration: July 2022, Exercise Price: $12.50	(23)	(23,437)	(6,900)
			(99,771)
TOTAL OPTIONS WRITTEN
(Premiums received $209,826)			$(160,388)

(a)	100 shares per contract.
(b)	Foreign security.
ETF – Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts (Unaudited)
April 30, 2022

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan	Adyen N.V.	11/29/22	Pay	0.103% (0.600% + Euro	Monthly	67	$112,379	$—	$(11,571)
Stanley
				Overnight
				Index Average)

Morgan	Avast plc	9/18/23	Pay	1.290% (0.600% + Sterling	Monthly	8,957	63,523	—	(2,860)
Stanley
				Overnight
				Index Average)

Morgan	BP plc	11/15/22	Pay	1.290% (0.600% + Sterling	Monthly	14,981	72,325	—	(1,380)
Stanley
				Overnight
				Index Average)

Morgan	China Solar	3/27/24	Pay	0.830% (0.500% + U.S.	Monthly	26,476	308,089	—	(14,993)
Stanley
				Federal Funds
				Effective Rate)

Morgan	Coca-Cola	3/5/24	Pay	1.290% (0.600% + Sterling	Monthly	6,212	125,941	—	299
Stanley	HBC AG-DI
				Overnight
				Index Average)

Morgan	Entain plc	2/16/24	Pay	1.290% (0.600% + Sterling	Monthly	1,023	19,223	—	(2,399)
Stanley
				Overnight
				Index Average)

Morgan	Entain plc	4/25/23	Pay	1.290% (0.600% + Sterling	Monthly	2,087	39,215	—	(2,431)
Stanley
				Overnight
				Index Average)

Morgan	Glencore plc	6/19/23	Pay	1.290% (0.600% + Sterling	Monthly	46,045	283,714	—	19,308
Stanley
				Overnight
				Index Average)

Morgan	Glencore plc	11/15/22	Pay	1.290% (0.600% + Sterling Overnight	Monthly	43,338	267,034	—	3,189
Stanley

				Index Average)

Morgan	Growth Vs.	2/8/23	Pay	0.850% Fixed Rate	Monthly	594	65,690	—	(4,816)
Stanley	Value Basket

Morgan	High Beta	3/22/23	Pay	0.830% (0.500% + U.S.	Monthly	1,162	80,678	—	(5,626)
Stanley	Cyclicals Basket
				Federal Funds
				Effective Rate)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts (Unaudited) – Continued
April 30, 2022

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Morgan	High Yield	3/22/23	Pay	0.830% (0.500% + U.S.	Monthly	1,287	$78,597	$—	$(7,792)
Stanley	Debt Sensitivity
	Ex Energy			Federal Funds
				Effective Rate)

Morgan	iShares iBoxx	1/4/23	Pay	0.300% ((0.300)% + U.S.	Monthly	239,800	27,001,480	—	(3,084,379)
Stanley	$Investment
	Grade Corporate			Federal Funds
	Bond ETF			Effective Rate)

Morgan	iShares iBoxx	1/4/23	Receive	(0.970)% ((1.300)% + U.S.	Monthly	334,000	26,229,020	—	(1,792,570)
Stanley	High Yield
	Corporate			Federal Funds
	Bond ETF			Effective Rate)

Morgan	John Wodd	6/19/23	Pay	1.290% (0.600% + Sterling	Monthly	12,200	33,922	—	2,085
Stanley	Group plc
				Overnight
				Index Average)

Morgan	Meggitt plc	9/18/23	Pay	1.290% (0.600% + Sterling	Monthly	1,221	11,837	—	556
Stanley
				Overnight
				Index Average)

Morgan	MSGWTRNX	4/2/24	Pay	0.830% (0.500% + U.S.	Monthly	594	50,122	—	665
Stanley	Basket
				Federal Funds
				Effective Rate)

Morgan	Pantheon	6/16/23	Pay	1.290% (0.600% + Sterling	Monthly	8,919	13,776	—	(1,193)
Stanley	Resources plc
				Overnight
				Index Average)

Morgan	Stellantis N.V.	11/29/22	Pay	1.030% (0.600% + Euro	Monthly	5,435	73,123	—	(972)
Stanley
				Overnight
				Index Average)

Morgan	Teleperformance	11/29/22	Pay	1.030% (0.600% + Euro	Monthly	405	145,359	—	(465)
Stanley	Basket
				Overnight
				Index Average)

Morgan	U.S. Quality	2/8/23	Pay	0.950% Fixed Rate	Monthly	742	54,151	—	(71)
Stanley	Long Basket

Morgan	U.S. Sector-	12/14/23	Pay	0.850% Fixed Rate	Monthly	849	62,393	—	291
Stanley	Neutral
	Quality Basket

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts (Unaudited) – Continued
April 30, 2022

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
LONG EQUITY SWAP CONTRACTS (Continued)
Morgan	U.S. Sector-	2/8/23	Pay	0.850% Fixed Rate	Monthly	594	$43,653	$—	$1,973
Stanley	Neutral
	Quality Basket

Morgan	Vacation	10/19/23	Pay	0.830% (0.500% + U.S.	Monthly	2,973	376,739	—	(27,745)
Stanley	Basket
				Federal Funds
				Effective Rate)

Morgan	Vivendi SE	11/21/23	Pay	0.103% (0.600% + Euro	Monthly	5,168	59,358	—	(4,254)
Stanley
				Overnight
				Index Average)

Morgan	Wizz Air	2/6/24	Pay	1.290% (0.600% + Sterling	Monthly	598	23,392	—	(5,628)
Stanley	Holdings plc
				Overnight
				Index Average)

SHORT EQUITY SWAP CONTRACTS
Morgan	Antofagasta	6/19/23	Pay	0.190% ((0.500)% + Sterling	Monthly	(8,500)	(162,723)	—	(15,572)
Stanley	plc
				Overnight
				Index Average)

Morgan	BHP Group	11/16/22	Pay	0.190% ((0.500)% + Sterling	Monthly	(4,792)	(160,592)	—	10,197
Stanley	plc
				Overnight
				Index Average)

Morgan	Cyclicals Vs.	1/25/24	Receive	(0.850)% Fixed Rate	Monthly	(328)	(33,548)	—	(528)
Stanley	Defensive Basket

Morgan	Cyclicals Vs.	2/2/23	Receive	(0.850)% Fixed Rate	Monthly	(564)	(57,686)	—	1,658
Stanley	Defensive Basket

Morgan	Danone S.A.	11/29/22	Receive	(0.997)% ((0.500)% + Euro	Monthly	(1,337)	(80,850)	—	(5,694)
Stanley
				Overnight
				Index Average)

Morgan	Infotech Basket	2/1/23	Receive	(0.120)% ((0.450)% + U.S.	Monthly	(1,485)	(242,426)	—	163
Stanley
				Federal Funds
				Effective Rate)

Morgan	Infotech	6/30/22	Receive	(0.120)% ((0.450)% + U.S.	Monthly	(1,677)	(273,770)	—	19,879
Stanley	Basket
				Federal Funds
				Effective Rate)

Morgan	Kingsan	5/2/24	Receive	(0.997)% ((0.500)% + Euro	Monthly	(296)	(27,554)	—	427
Stanley	Group plc
				Overnight
				Index Average)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts (Unaudited) – Continued
April 30, 2022

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan	Media Basket	6/30/22	Receive	(0.070)% ((0.400)% + U.S.	Monthly	(2,381)	$(157,551)	$—	$27,438
Stanley
				Federal Funds
				Effective Rate)

Morgan	Morgan Stanley	6/29/22	Receive	(0.170)% ((0.500)% + U.S.	Monthly	(8,537)	(1,105,968)	—	110,119
Stanley	Crowd Basket
				Federal Funds
				Effective Rate)

Morgan	Morgan Stanley	11/23/22	Receive	(0.020)% ((0.350)% + U.S.	Monthly	(987)	(67,225)	—	1,544
Stanley	High Beta
	Cyclicals Basket			Federal Funds
				Effective Rate)

Morgan	MSGWAUT2	3/22/23	Receive	(0.190)% ((0.520)% + U.S.	Monthly	(741)	(57,153)	—	2,542
Stanley	Basket
				Federal Funds
				Effective Rate)

Morgan	MSW06501	1/5/23	Receive	(0.417)% ((0.400)% + Bank	Monthly	(17,327)	(130,024)	—	(359)
Stanley	Basket
				of Japan Estimated
				Unsecured Overnight
				Call Rate)

Morgan	MSWI0003	1/8/24	Receive	(0.824)% ((0.450)% + Euro	Monthly	(837)	(83,284)	—	1,603
Stanley	Basket
				Overnight
				Index Average)

Morgan	QQQE	11/1/23	Receive	(0.040)% ((0.370)% + U.S.	Monthly	(9,201)	(781,993)	—	117,999
Stanley	MSGWQQQE
	Basket			Federal Funds
				Effective Rate)

Morgan	QQQE	2/2/23	Receive	(0.040)% ((0.370)% + U.S.	Monthly	(2,682)	(227,943)	—	17,777
Stanley	MSGWQQQE
	Basket			Federal Funds
				Effective Rate)

Morgan	Reckitt	11/16/22	Receive	0.190% ((0.500)% + Sterling	Monthly	(1,400)	(109,180)	—	(4,072)
Stanley	Benckiser
	Group PLC			Overnight
				Index Average)

Morgan	Retail Bricks &	3/22/23	Receive	(0.120)% ((0.450)% + U.S.	Monthly	(681)	(30,849)	—	59
Stanley	Mortar Basket
				Federal Funds
				Effective Rate)
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Swap Contracts (Unaudited) – Continued
April 30, 2022

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*
SHORT EQUITY SWAP CONTRACTS (Continued)
Morgan	Rio Tinto plc	6/19/23	Pay	0.190% ((0.500)% + Sterling	Monthly	(1,880)	$(132,834)	$—	$10,658
Stanley
				Overnight
				Index Average)

Morgan	SAAS	2/2/23	Receive	(0.030)% ((0.300)% + U.S.	Monthly	(1,893)	(896,752)	—	161,785
Stanley	Basket
				Federal Funds
				Effective Rate)

Morgan	Software	6/30/22	Receive	(0.070)% ((0.400)% + U.S.	Monthly	(5,910)	(844,007)	—	159,893
Stanley	Basket
				Federal Funds
				Effective Rate)

Morgan	U.S. 3 Month	4/29/24	Receive	(0.810)% Fixed Rate	Monthly	(447)	(60,376)	—	(829)
Stanley	Momentum Basket

Morgan	U.S. Growth	4/3/24	Receive	(0.370)% ((0.700)% + U.S.	Monthly	(2,599)	(511,201)	—	57,687
Stanley	Long Basket
				Federal Funds
				Effective Rate)

Morgan	Unprofitable	3/22/23	Receive	(0.190)% ((0.520)% + U.S.	Monthly	(170)	(7,167)	—	1,324
Stanley	Technology
	Company Basket			Federal Funds
				Effective Rate)

Morgan	Unprofitable	2/2/23	Receive	(0.190)% ((0.520)% + U.S.	Monthly	(15,516)	(659,120)	—	192,684
Stanley	Technology
	Company Basket			Federal Funds
				Effective Rate)

Morgan	Unprofitable	6/30/22	Receive	(0.190)% ((0.520)% + U.S.	Monthly	(4,328)	(183,853)	—	42,963
Stanley	Technology
	Company Basket			Federal Funds
				Effective Rate)

Morgan	Unprofitable	3/25/24	Receive	(0.190)% ((0.520)% + U.S.	Monthly	(366)	(15,548)	—	4,346
Stanley	Technology
	Company Basket			Federal Funds
				Effective Rate)

Morgan	WPP plc	1/9/23	Pay	0.190% ((0.500)% + Sterling	Monthly	(2,611)	(32,546)	—	427
Stanley
				Overnight
				Index Average)
									$(4,026,661)

plc – Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Futures Contracts (Unaudited)
April 30, 2022

				Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)*
LONG FUTURES CONTRACTS
6/21/22	CBT Long Term U.S. Treasury Bond	23	$2,709,991	$(307,830)
6/21/22	CBT Ultra Long Term U.S. Treasury Bond	146	13,630,356	(3,328,222)
6/21/22	CBT 10-Year U.S. Treasury Bond	230	22,486,572	(1,608,834)
6/17/22	E-Mini Russell 2000	244	22,707,860	(1,880,274)
6/17/22	E-Mini S&P 500	223	46,021,625	(1,660,701)
6/28/22	100 Ounce Gold Futures	98	18,734,660	(318,644)
			$126,291,064	$(9,104,505)

*	Net unrealized appreciation (depreciation) is a receivable (payable).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2022

ASSETS:
Investments, at value (Cost $253,751,831)	$238,933,903
Cash	100,000
Foreign currency, at value (Cost $2,906,263)	2,833,816
Deposits at broker for securities sold short	100,460,836
Deposits for futures	2,797,488
Collateral for swap contracts	14,518,000
Receivable for investments sold	22,974,337
Receivable for fund shares sold	1,510,411
Receivable for swap interest and dividends, net	24,176
Dividends and interest receivable	24,927
Prepaid expenses and other receivables	42,653
Total assets	384,220,547
LIABILITIES:
Securities sold short, at value (proceeds of $90,399,389)	86,567,294
Written option contracts, at value (premiums received $209,826)	160,388
Payable to Adviser	279,311
Payable for swap contracts, net	4,026,661
Variation margin payable	2,370,963
Payable for investments purchased	22,532,128
Payable for fund shares redeemed	3,056,606
Distribution and shareholder servicing fees payable	2,664
Payable for fund administration and fund accounting fees	94,787
Payable for compliance fees	4,941
Payable for transfer agent fees and expenses	33,031
Payable for custodian fees	92,195
Dividends and interest payable for securities sold short	111,058
Accrued expenses and other liabilities	32,200
Total liabilities	119,364,227
NET ASSETS	$264,856,320
NET ASSETS CONSISTS OF:
Paid-in capital	$308,392,089
Total accumulated losses	(43,535,769)
Total net assets	$264,856,320

	Class K	Investor
	Shares	Class Shares
Net assets	$256,073,968	$8,782,352
Shares issued and outstanding(1)	28,130,129	980,704
Net asset value, offering, and redemption price per share	$9.10	$8.96

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2022

INVESTMENT INCOME:
Dividend income on long positions (net of foreign withholding taxes of $7,048 respectively)	$1,920,589
Interest	201,983
Total investment income	2,122,572

EXPENSES:
Investment advisory fees (See note 3)	1,965,804
Dividends on securities sold short	992,665
Borrowing expense on securities sold short	398,849
Fund administration and fund accounting fees (See Note 3)	145,840
Transfer agent fees (See Note 3)	50,332
Audit fees	26,595
Federal and state registration fees	25,959
Distribution fees – Investor Class (See Note 3)	12,475
Legal fees	11,809
Custodian fees (See Note 3)	8,989
Reports to shareholders	8,903
Compliance fees (See Note 3)	7,439
Trustees’ fees (See Note 3)	6,295
Shareholder servicing fees – Investor Class (See Note 5)	4,990
Other	7,686
Total expense before reimbursement	3,674,630
Less: Expense reimbursement by Adviser (see Note 3)	(299,848)
Net expenses	3,374,782
NET INVESTMENT LOSS	(1,252,210)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(2,706,439)
Securities sold short	4,342,499
Written option contracts expired or closed	183,735
Swap contracts	641,880
Future contracts	(11,294,311)
Forward currency exchange contracts	4,362
Foreign currency translation	24,606
Net realized loss	(8,803,668)
Change in unrealized appreciation (depreciation) on:
Investments	(19,014,090)
Securities sold short	5,922,909
Written option contracts	39,015
Swap contracts	(3,877,491)
Future contracts	(9,451,153)
Foreign currency translation	(91,522)
Net unrealized depreciation	(26,472,332)
Net realized and unrealized loss on investments	(35,276,000)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(36,528,210)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2022	Year Ended
	(Unaudited)	October 31, 2021
OPERATIONS:
Net investment loss	$(1,252,210)	$(1,371,640)
Net realized gain (loss) on investments, securities sold short, written option contracts expired or closed, swap contracts, futures
contracts, forward currency contracts, and foreign currency transactions	(8,803,668)	16,369,749
Change in unrealized appreciation(depreciation) on investments, securities sold short, written option contracts, swap contracts, futures
contracts, forward currency contracts and foreign currency translation	(26,472,332)	1,132,923
Net increase (decrease) in net assets resulting from operations	(36,528,210)	16,131,032

DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(15,007,578)	(6,974,185)
Investor Class	(709,285)	(457,953)
Total distributions to shareholders	(15,716,863)	(7,432,138)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	86,408,976	124,223,633

NET INCREASE IN NET ASSETS	34,163,903	132,922,527

NET ASSETS:
Beginning of period	230,692,417	97,769,890
End of period	$264,856,320	$230,692,417

SHARE TRANSACTIONS:

	For the Six Months ended		For the Year ended
	April 30, 2022		October 31, 2021
	Shares	Amount	Shares	Amount
Class K:
Issued	13,344,795	$135,275,431	14,836,798	$158,993,848
Issued to holders in
reinvestment of dividends	1,434,756	14,835,381	666,111	6,974,185
Redeemed	(6,678,152)	(65,649,226)	(4,085,024)	(44,414,756)
Net increase in Class K	8,101,399	$84,461,586	11,417,885	$121,553,277
Investor Class:
Issued	396,361	$4,162,067	308,532	$3,280,142
Issued to holders in
reinvestment of dividends	69,674	709,286	44,204	457,954
Redeemed	(296,825)	(2,923,963)	(100,390)	(1,067,740)
Net increase in Investor Class	169,210	$1,947,390	252,346	$2,670,356
Net increase in shares outstanding	8,270,609	$86,408,976	11,670,231	$124,223,633

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2022	October 31,	October 31,	October 31,	October 31,	October 31,
Class K	(Unaudited)	2021	2020	2019	2018	2017

PER SHARE DATA:
Net asset value, beginning of period	$11.08	$10.67	$11.25	$10.44	$10.45	$10.40

INVESTMENT OPERATIONS:
Net investment income (loss)(1)	(0.05)	(0.08)	(0.02)	0.08	0.01	(0.10)
Net realized and unrealized
gain (loss) on investments	(1.25)	1.30	0.62	1.18	0.17	0.59
Total from investment operations	(1.30)	1.22	0.60	1.26	0.18	0.49

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.11)	(0.21)	—	(0.05)
Net realized gains	(0.68)	(0.79)	(1.07)	(0.24)	(0.19)	(0.39)
Total distributions	(0.68)	(0.81)	(1.18)	(0.45)	(0.19)	(0.44)
Redemption fees	—	—	—	—	0.00 (2)	—
Net asset value, end of period	$9.10	$11.08	$10.67	$11.25	$10.44	$10.45

TOTAL RETURN(3)	-12.44%	11.88%	5.79%	12.76%	1.61%	4.97%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$256,074	$221,827	$91,865	$89,627	$81,498	$33,214
Ratio of gross expenses
to average net assets:
Before expense reimbursement(4)(5)	2.79%	3.46%	4.07%	3.95%	4.25%	8.70%
After expense reimbursement(4)(5)	2.56%	2.79%	3.05%	3.16%	3.27%	3.37%
Ratio of dividends, interest, and borrowing
expense on securities sold short
to average net assets(4)	1.06%	1.29%	1.55%	1.66%	1.77%	1.69%
Ratio of operating expenses to average
net assets excluding dividends, interest,
and borrowing expense on
securities sold short(4)(5)	1.50%	1.50%	1.50%	1.50%	1.50%	1.68%
Ratio of net investment income (loss)
to average net assets(4)(5)	(0.94)%	(0.77)%	(0.24)%	0.78%	0.11%	(0.96)%
Portfolio turnover rate(3)(6)	332%	576%	738%	585%	700%	494%

(1)	Calculated based on average shares outstanding during the periods.
(2)	Amount per share is less than $0.005.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods ended.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2022	October 31,	October 31,	October 31,	October 31,	October 31,
Investor Class	(Unaudited)	2021	2020	2019	2018	2017(1)

PER SHARE DATA:
Net asset value, beginning of period	$10.92	$10.56	$11.16	$10.38	$10.44	$9.99

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.06)	(0.12)	(0.06)	0.05	(0.02)	(0.07)
Net realized and unrealized
gain (loss) on investments	(1.22)	1.28	0.61	1.18	0.15	0.52
Total from investment operations	(1.28)	1.16	0.55	1.23	0.13	0.45

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.08)	(0.21)	—	—
Net realized gains	(0.68)	(0.79)	(1.07)	(0.24)	(0.19)	—
Total distributions	(0.68)	(0.80)	(1.15)	(0.45)	(0.19)	—
Redemption fees	—	—	0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$8.96	$10.92	$10.56	$11.16	$10.38	$10.44

TOTAL RETURN(4)	-12.52%	11.43%	5.48%	12.36%	1.22%	4.50%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$8,782	$8,865	$5,905	$5,487	$4,128	$2,989
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)(6)	3.14%	3.80%	4.42%	4.30%	4.60%	11.46%
After expense reimbursement(5)(6)	2.91%	3.14%	3.40%	3.51%	3.62%	3.96%
Ratio of dividends, interest, and borrowing
expense on securities sold short
to average net assets(5)	1.06%	1.29%	1.55%	1.66%	1.77%	1.95%
Ratio of operating expenses to average
net assets excluding dividends, interest,
and borrowing expense on
securities sold short(5)(6)	1.85%	1.85%	1.85%	1.85%	1.85%	2.01%
Ratio of net investment income (loss)
to average net assets(5)(6)	(1.29)%	(1.11)%	(0.59)%	0.43%	(0.24)%	(1.02)%
Portfolio turnover rate(4)(7)	332%	576%	738%	585%	700%	494%

(1)	Inception date of the Investor Class was February 28, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Amount per share is less than $0.005.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(7)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the periods end.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited)
April 30, 2022

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Multi-Strategy Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of October 31, 2021, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front-end sales load, no deferred sales charge, and a 1.00% redemption fee prior to November 22, 2019. Investor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).  These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share.  To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Investments at Fair Value
Long Common Stocks
Aerospace & Defense	$320,174	$—	$—	$320,174
Air Freight & Logistics	611,635	—	—	611,635
Airlines	619,550	—	—	619,550
Auto Components	347,491	—	—	347,491
Automobiles	212,171	160,753	—	372,924
Banks	5,946,660	—	—	5,946,660
Beverages	1,804,775	—	—	1,804,775
Biotechnology	1,646,906	—	—	1,646,906
Building Products	483,402	—	—	483,402
Capital Markets	639,883	—	—	639,883
Chemicals	719,098	—	—	719,098
Commercial Services & Supplies	329,429	—	—	329,429
Communications Equipment	4,886,066	—	—	4,886,066
Construction & Engineering	309,091	—	—	309,091
Construction Materials	260,409	—	—	260,409
Consumer Finance	750,293	—	—	750,293
Containers & Packaging	422,335	—	—	422,335
Distributors	457,908	—	—	457,908
Diversified Consumer Services	526,981	—	—	526,981

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

	Level 1	Level 2	Level 3	Total
Assets – Continued
Investments at Fair Value – Continued
Long Common Stocks – Continued
Diversified Financial Services	$5,120	$—	$—	$5,120
Diversified Telecommunication Services	139,798	—	—	139,798
Electric Utilities	58,520	—	—	58,520
Electrical Equipment	524,328	—	—	524,328
Electronic Equipment,
Instruments & Components	1,194,942	—	—	1,194,942
Energy Equipment & Services	1,285,402	57,326	—	1,342,728
Entertainment	2,390,736	—	—	2,390,736
Food & Staples Retailing	818,528	—	—	818,528
Food Products	2,948,970	—	—	2,948,970
Health Care Equipment & Supplies	1,303,228	—	—	1,303,228
Health Care Providers & Services	393,731	—	—	393,731
Health Care Technology	1,046,830	—	—	1,046,830
Hotels, Restaurants & Leisure	4,229,006	—	—	4,229,006
Household Durables	666,160	—	—	666,160
Household Products	850,977	—	—	850,977
Independent Power and
Renewable Electricity Producers	1,056	—	—	1,056
Industrial Conglomerates	217,595	345,218	—	562,813
Insurance	282,339	—	154	282,493
Interactive Media & Services	1,358,367	12,296	—	1,370,663
Internet & Direct Marketing Retail	370,108	—	—	370,108
IT Services	2,576,057	—	—	2,576,057
Leisure Products	121,109	—	202	121,311
Life Sciences Tools & Services	352,358	—	—	352,358
Machinery	934,694	81,202	—	1,015,896
Marine	260,782	—	—	260,782
Media	1,556,536	—	—	1,556,536
Metals & Mining	1,760,438	239,478	—	1,999,916
Multiline Retail	939,381	—	—	939,381
Multi-Utilities	—	110,732	—	110,732
Oil, Gas & Consumable Fuels	8,561,065	82,355	—	8,643,420
Paper & Forest Products	183,126	—	—	183,126
Personal Products	665,399	138,407	—	803,806
Pharmaceuticals	790,722	—	—	790,722
Professional Services	792,317	—	—	792,317
Real Estate Investment Trusts (REITs)	15,920,402	—	—	15,920,402
Real Estate Management & Development	5,214	—	—	5,214
Road & Rail	1,855,431	—	—	1,855,431
Semiconductors & Semiconductor Equipment	4,234,353	—	—	4,234,353

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

	Level 1	Level 2	Level 3		Total
Assets – Continued
Investments at Fair Value – Continued
Long Common Stocks – Continued
Software	$13,277,212	$—	$—		$13,277,212
Special Purpose Acquisition Companies	17,748	—	—		17,748
Specialty Retail	1,338,687	—	—		1,338,687
Technology Hardware, Storage & Peripherals	1,136,303	—	—		1,136,303
Textiles, Apparel & Luxury Goods	280,732	—	—		280,732
Thrifts & Mortgage Finance	728,865	—	—		728,865
Tobacco	60,460	—	—		60,460
Trading Companies & Distributors	1,115,549	—	—		1,115,549
Wireless Communication Services	—	—	2,182		2,182
Wireless Telecommunication Services	702,883	—	—		702,883
Total Long Common Stocks	101,547,821	1,227,767	2,538		102,778,126
Long Exchange Traded Funds	63,744,384	—	—		63,744,384
Purchased Options	840	246,858	—		247,698
Long Warrants	11,001	19,524	—	(2)	30,525
Long Escrow Notes	—	—	32,748		32,748
Long Closed End Funds	896	—	—		896
Contingent Value Right	—	—	650		650
Long Short-Term Investments	72,098,876	—	—		72,098,876
	$237,403,818	$1,494,149	$35,936		$238,933,903
Liabilities
Investments at Fair Value
Short Common Stocks
Aerospace & Defense	$(77,270)	$—	$—		$(77,270)
Air Freight & Logistics	(839,016)	—	—		(839,016)
Airlines	(144,171)	—	—		(144,171)
Auto Components	(33,107)	—	—		(33,107)
Automobiles	(644,397)	(113,026)	—		(757,423)
Banks	(4,745,042)	—	—		(4,745,042)
Beverages	(583,623)	(53,364)	—		(636,987)
Biotechnology	(588,229)	—	—		(588,229)
Building Products	(188,422)	—	—		(188,422)
Capital Markets	(1,014,887)	—	—		(1,014,887)
Chemicals	(1,380,091)	(341,146)	—		(1,721,237)
Commercial Services & Supplies	(430,375)	—	—		(430,375)
Communications Equipment	(650,013)	—	—		(650,013)
Construction & Engineering	(170,461)	—	—		(170,461)
Construction Materials	(79,253)	—	—		(79,253)
Consumer Finance	(1,081,080)	—	—		(1,081,080)
Containers & Packaging	(370,552)	—	—		(370,552)

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

	Level 1	Level 2	Level 3	Total
Liabilities – Continued
Investments at Fair Value – Continued
Short Common Stocks – Continued
Distributors	$(57,872)	$—	$—	$(57,872)
Diversified Telecommunication Services	(402,625)	—	—	(402,625)
Electrical Equipment	(44,946)	—	—	(44,946)
Electronic Equipment,
Instruments & Components	(165,008)	—	—	(165,008)
Energy Equipment & Services	(672,531)	—	—	(672,531)
Entertainment	(706,883)	—	—	(706,883)
Food & Staples Retailing	(1,849,304)	—	—	(1,849,304)
Food Products	(2,625,007)	(82,362)	—	(2,707,369)
Health Care Equipment & Supplies	(206,185)	—	—	(206,185)
Health Care Providers & Services	(192,017)	—	—	(192,017)
Health Care Technology	(238,811)	—	—	(238,811)
Hotels, Restaurants & Leisure	(2,874,903)	(33,344)	—	(2,908,247)
Household Durables	(624,580)	(39,666)	—	(664,246)
Household Products	(900,613)	—	—	(900,613)
Industrial Conglomerates	(981,557)	—	—	(981,557)
Interactive Media & Services	(101,246)	—	—	(101,246)
Internet & Direct Marketing Retail	(554,243)	—	—	(554,243)
IT Services	(269,132)	(76,482)	—	(345,614)
Life Sciences Tools & Services	(75,952)	—	—	(75,952)
Machinery	(1,906,923)	—	—	(1,906,923)
Marine	(87,368)	(94,834)	—	(182,202)
Media	(452,772)	—	—	(452,772)
Metals & Mining	(2,011,489)	(180,845)	—	(2,192,334)
Multiline Retail	(793,739)	—	—	(793,739)
Oil, Gas & Consumable Fuels	(6,284,286)	(72,568)	—	(6,356,854)
Personal Products	(249,555)	—	—	(249,555)
Pharmaceuticals	(362,587)	(20,351)	—	(382,938)
Professional Services	(111,983)	—	—	(111,983)
Real Estate Investment Trusts (REITs)	(12,573,238)	—	—	(12,573,238)
Real Estate Management & Development	(18,795)	—	—	(18,795)
Road & Rail	(422,266)	—	—	(422,266)
Semiconductors & Semiconductor Equipment	(1,130,887)	—	—	(1,130,887)
Software	(534,676)	(107,775)	—	(642,451)
Specialty Retail	(774,791)	—	—	(774,791)
Technology Hardware, Storage & Peripherals	(776,302)	(31,238)	—	(807,540)
Textiles, Apparel & Luxury Goods	(172,406)	—	—	(172,406)
Thrifts & Mortgage Finance	(261,872)	—	—	(261,872)
Tobacco	(93,400)	—	—	(93,400)
Trading Companies & Distributors	(212,557)	—	—	(212,557)
Total Short Common Stock	(55,795,296)	(1,247,001)	—	(57,042,297)

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

	Level 1	Level 2	Level 3	Total
Liabilities – Continued
Investments at Fair Value – Continued
Short Exchange Traded Funds	$(29,433,006)	$—	$—	$(29,433,006)
Short Preferred Stocks	—	(91,991)	—	(91,991)
Other Instruments
Written Options	(210)	(160,178)	—	(160,388)
Futures Contracts(1)	—	(9,104,505)	—	(9,104,505)
Swap Contracts(1)	—	(4,026,661)	—	(4,026,661)
	$(85,228,512)	$(14,630,336)	$—	$(99,858,848)
(1)
Swap contracts, future contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.

(2)	Amount less than $0.50.

For the period ended April 30, 2022, there were no transfers into or out of Level 3 securities.

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’, forward currency contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund are presented as deposits at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short and written option contracts are traded through the same account at Morgan Stanley and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund principally uses options to hedge exposure to underlying positions given projected increases in volatility or to crystallize price gains or losses in individual securities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund principally uses options to hedge exposure to underlying positions given projected increases in volatility or to crystallize price gains or losses in individual securities. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 Q. for further derivative disclosures, and Note 2 O. for further counterparty risk disclosure.

F.  Flex Options – The Fund principally uses options to hedge exposure to underlying positions given projected increases in volatility or to crystalize price gains or losses in individual securities. FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

G.  Forward Currency Contracts – The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the  risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund principally uses futures for attractive liquidity offered in portfolio construction and management than available using equity and fixed income exchange traded funds. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)). Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. At year end, the unrealized appreciation and depreciation on LME futures contracts is shown as a receivable for unsettled open futures contracts and payable for unsettled futures contracts, respectively, on the Statement of Assets and Liabilities. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the period ended April 30, 2022, the Fund entered into both long and short equity swap contracts. Swap contracts are entered into to manage exposure to issuers, markets and securities. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”), Bank of Japan Estimate Unsecured Overnight Call Rate (“TONAR”) or the Federal Funds Rate (“FED”) (plus an additional rate. Please see the Schedule of Open Swap for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA, TONAR or FED (plus an additional rate. Please see the Schedule of Open Swap Contracts for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions,

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

The Fund employs a risk optimized allocation strategy by investing in (1) an actively managed, diversified, market neutral multi-strategy portfolio that includes equity securities, debt securities, and/or derivatives (the “Core Market Neutral Component”), (2) a long-only “growth” overlay of equity securities (the “Growth Component”), and (3) a long-only “defensive” overlay of debt securities (the “Defensive Component”). To implement its strategy, the Fund may also use derivatives, such as swaps and futures on indexes, in the Growth and Defensive Components. The Fund’s Growth and Defensive Components consist only of securities purchased with the objective of seeking an increase in the underlying prices of such securities. The Fund’s Growth Component will, under normal circumstances, consist of domestically traded large- and midcap equity securities that aim to approximately track price performance in the overall stock market. The portion of the Fund’s overall portfolio comprised of debt securities, which are held in the Defensive and Core Market Neutral Components, will, under

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

normal market conditions, have a weighted average maturity that exceeds 9 years and will consist primarily of investment-grade debt securities with an average credit rating in excess of “A” by Standard & Poor’s, or an equivalent quality rating from another Nationally Recognized Statistical Rating Organization. The Fund may also invest in below-investment grade debt securities (also referred to as high yield debt securities or “junk” bonds).

The Fund’s Core Market Neutral Component consists of a combination of “long” securities purchased that seek to benefit from an increase in the underlying prices of such securities and “short” securities sold that seek to benefit from a decrease in the underlying prices of such securities. The Fund’s Core Market Neutral Component may be characterized by sector focus, geographic definition, quantitative method, event orientation or some other dominant characteristic. The strategies employed and the allocation among them will vary over time. The common attribute of these strategies is a long/short investment approach whereby various securities or instruments are held long and others are sold short. The Adviser, therefore, applies moderate leverage (i.e., borrowed capital to increase investment exposure) to the Core Market Neutral Component in an effort to enhance absolute returns. In addition, in order to take advantage of certain opportunities in the securities markets, the Fund may engage in active and frequent trading with respect to the Core Market Neutral Component.

The Adviser seeks to allocate assets to each of the three components based on the Adviser’s assessment of each component’s expected contribution to the Fund’s overall portfolio risk. The Adviser utilizes the historical price return and volatility (among other proprietary measures) of each component in order to estimate a component’s risk contribution. Although there is no requirement to invest a specific percentage of the Fund’s assets in a particular component, it is generally expected that a larger percentage of the Fund’s assets will be allocated to low risk asset classes (i.e., those that comprise the bond or Defensive Component) than to higher risk asset classes (i.e., those that comprise the equity or Growth Component). Given that the Adviser seeks to allocate assets to each individual component according to its risk contribution (as measured by its historical price return and volatility), the Fund’s allocation of assets to the Core Market Neutral, Growth and Defensive Components can fluctuate widely.

The equity securities that comprise the Fund’s Growth Component may at any time include positions in U.S. common, preferred or convertible securities of large- or mid- capitalization issuers; securities of other investment companies, including exchange-traded funds (“ETFs”); depositary receipts, including American Depositary Receipts (“ADRs”), and derivatives, such as swaps and futures on indexes. The equity securities that comprise the Fund’s Core Market Neutral Component may at any time include positions in U.S. or non-U.S. common, preferred or convertible securities of any market capitalization throughout the world, including emerging markets countries; securities of other investment companies, including ETFs; and depositary receipts, including ADRs. The debt securities that comprise the Fund’s Defensive Component and Core Market Neutral Component may include corporate debt securities, bonds (including inflation-indexed bonds), notes or other debentures, U.S. Government and foreign government securities, high yield or junk bonds, ETFs, and derivatives, such as swaps and futures on indexes. In addition, the Core Market Neutral Component may invest in derivative instruments, including swaps, interest rate swaps, options or index options (e.g., calls and puts may be purchased or written), futures contracts, and forward contracts. The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended April 30, 2022, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	1,259	$5,750,679
Written Option Contracts	1,349	5,478,597
Long Total Return Swap Contracts	823,906	28,901,495
Short Total Return Swap Contracts	258,142	7,764,142
Long Futures Contracts	994	134,740,924

Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Assets and Liabilities as of April 30, 2022.

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts
Equity	Investments, at value	$247,698	$—
Written Option Contracts
Equity	Written option contracts, at value	—	160,388
Swap Contracts
Equity	Payable for swap contracts	—	4,026,661
Futures Contracts
Commodity	Variation margin for futures contracts	199,920	—
Equity	Variation margin for futures contracts	—	2,393,320
Interest rate	Variation margin for futures contracts	—	177,563
Total Futures Contracts		199,920	2,570,883
		$447,618	$6,757,932

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2022:

	Net Realized Gain (Loss) on Derivatives
					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(251,183)	$183,735	$641,880	$(4,442,792)	$—	$(3,868,360)
Commodity Contracts	—	—	—	3,974	—	3,974
Interest Rate Contracts	—	—	—	(6,855,493)	—	(6,855,493)
Foreign Exchange Contracts	—	—	—	—	4,362	4,362
Total	$(251,183)	$183,735	$641,880	$(11,294,311)	$4,362	$(10,715,517)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(90,079)	$39,015	$(3,877,491)	$(4,963,334)	$—	$(8,891,889)
Commodity Contracts	—	—	—	(318,644)	—	(318,644)
Interest Rate Contracts	—	—	—	(4,169,175)	—	(4,169,175)
Foreign Exchange Contracts	—	—	—	—	—	—
Total	$(90,079)	$39,015	$(3,877,491)	$(9,451,153)	$—	$(13,379,708)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expense Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding 12b-1 fees – Class A and Investor Class (see Note 5), shareholder servicing fees – Class A, Class I and Investor Class (see Note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 1.50% of the Fund’s average daily net assets. As of April 30, 2022, Class A shares and Class I shares are not available. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provide that, after payment of the recoupment, the Total Annual Fund Operating Expenses do no exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Advisor, with consent of the Board. Waived fees and reimbursed expenses subject to potential recovery during the fiscal year of expiration are as follows:

Expiration	Amount
May 2022 to October 2022	$345,957
November 2022 to October 2023	969,449
November 2023 to October 2024	1,165,912
November 2024 to October 2025	299,848

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended April 30, 2022, are disclosed in the Statement of Operations.

Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”).  The  Distributor is not affiliated with the Adviser, Fund Services, or it’s affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by taxing authorities for the tax years prior to October 31, 2018.

As of October 31, 2021, the components of distributable earnings (losses) on a tax basis were as follows:

Tax cost of investments*	$153,470,553
Gross unrealized appreciation	$7,687,245
Gross unrealized depreciation	(13,662,837)
Net unrealized depreciation	(5,975,592)
Undistributed ordinary income	12,879,266
Undistributed long-term capital gain	2,837,493
Other accumulated losses	(1,031,863)
Total distributable earnings	$8,709,304

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, derivatives and constructive sales.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

As of October 31, 2021, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable period subsequent to December 31, respectively. For the taxable year ended October 31, 2021, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2021 the following table shows the reclassifications made:

Total
Distributable
Earnings	Paid-in Capital
($1,835,850)	$1,835,850

The tax character of distributions paid for the period ended April 30, 2022 and the year ended October 31, 2021, respectively, were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2022	$12,879,326	$2,837,537	$15,716,863
2021	7,432,138	—	7,432,138

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Adviser, in their

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

capacities as the Fund’s principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement. As of April 30, 2022, Class A shares were not available. For the period ended April 30, 2022, the Investor Class incurred expenses of $12,475 pursuant to the Plan.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the period ended April 30, 2022, the Investor Class incurred expenses of $4,990 to the plan. As of April 30, 2022, Class A and Class I shares were not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distributions and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	585,314,908	572,143,910

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2022

counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps.

		Gross		Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	Amounts	Net Amounts
	Amounts of	Offset in the	Presented in
	Recognized	Statement of	the Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Future Contracts	$199,920	$199,920	$—	$—	$—	$—
Swap Contracts	971,538	971,538	—	—	—	—
	$1,171,458	$1,171,458	$—	$—	$—	$—

Liabilities:
Description
Future Contracts	$2,570,883	$199,920	$2,370,963	$—	$2,370,963	$—
Swap Contracts	4,998,199	971,538	4,026,661	—	4,026,661	—
Written Option Contracts	160,388	—	160,388	—	160,388	—
	$7,729,470	$1,171,458	$6,558,012	$—	$6,558,012	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2022, National Financial Services, for the benefit of its customers, owned 44.80% of the outstanding shares of the Fund.

9.  RECENT MARKET EVENTS RISK

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

10.  SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there are no subsequent events to report that would have a material impact on the Fund’s financial statements and the notes to the financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited) – Continued
April 30, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and/or
• Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street NW
Washington, DC 20036

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports

The registrant is not a foreign issuer.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/ Ryan Roell
Ryan Roell, President

Date     July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Ryan Roell
Ryan Roell, President

Date     July 6, 2022

By (Signature and Title)      /s/ Cullen Small
Cullen Small, Principal Financial Officer

Date     July 6, 2022